Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Healthcare Trust of America Holdings, LP
Entity Central Index Key	0001495491
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun 30, 2013

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Real estate investments:
Land	$ 182,313	$ 183,651	$ 168,065
Building and improvements	2,102,743	2,044,113	1,803,190
Lease intangibles	360,937	352,884	320,419
Property held for sale, net	21,138	0
Real estate investments, gross	2,667,131	2,580,648	2,291,674
Accumulated depreciation and amortization	(392,102)	(349,118)	(253,335)
Real estate investments, net	2,275,029	2,231,530	2,038,339
Real estate notes receivable, net	20,000	20,000	57,459
Cash and cash equivalents	120,871	15,956	69,491
Restricted cash and escrow deposits	18,268	17,623	16,718
Receivables and other assets, net	97,289	84,970	69,100
Other intangibles, net	42,237	44,011	40,522
Non-real estate assets of property held for sale, net	1,059	0
Total assets	2,574,753	2,414,090	2,291,629
Liabilities:
Debt, net	1,114,204	1,037,359	639,149
Accounts payable and accrued liabilities	71,661	63,443	47,801
Derivative financial instruments - interest rate swaps	2,065	9,370	1,792
Security deposits, prepaid rent and other liabilities	28,966	24,450	19,930
Intangible liabilities, net	10,823	11,309	11,832
Total liabilities	1,227,719	1,145,931	720,504
Commitments and contingencies
Redeemable noncontrolling interest of limited partners	1,844	1,960	2,198
Partners’ Capital:
Limited partners' capital	14,403	11,663	1,417
General partners' capital	1,330,787	1,254,536	1,567,510
Total partners’ capital	1,345,190	1,266,199	1,568,927
Total liabilities and partners’ capital	$ 2,574,753	$ 2,414,090	$ 2,291,629

Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Partners’ Capital:
Limited Partners' Capital Account, Units Issued	3,055,718	3,055,718	155,718
Limited Partners' Capital Account, Units Outstanding	3,055,718	3,055,718	155,718
General Partners' Capital Account, Units Issued	226,079,083	214,652,641	228,491,312
General Partners' Capital Account, Units Outstanding	226,079,083	214,652,641	228,491,312

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental income	$ 152,432	$ 143,757	$ 293,076	$ 267,385	$ 193,080
Interest income from real estate notes receivable and other income	1,239	2,616	4,304	4,792	7,585
Total revenues	153,671	146,373	297,380	272,177	200,665
Expenses:
Rental	46,461	47,294	95,046	88,483	65,307
General and administrative	12,665	10,915	21,741	20,879	16,008
Non-traded REIT	0	3,847	4,340	7,816	2,745
Acquisition-related	1,683	5,292	8,843	2,130	11,317
Depreciation and amortization	57,973	57,863	115,497	106,551	77,499
Listing	4,405	12,544	22,573	0	0
Redemption, termination, and release payment to former advisor			0	0	7,285
Total expenses	123,187	137,755	268,040	225,859	180,161
Income before other income (expense)	30,484	8,618	29,340	46,318	20,504
Interest expense:
Interest related to debt	(23,397)	(20,476)	(39,868)	(39,040)	(25,915)
Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	8,167	(6,234)	(12,611)	(2,279)	(2,816)
Debt extinguishment costs	0	(1,886)	(1,886)	0	0
Other income	18	91	89	174	119
Income (loss) from continuing operations	15,272	(19,887)	(24,936)	5,173	(8,108)
Income from discontinued operations	345	267	568	420	189
Net income (loss)	15,617	(19,620)	(24,368)	5,593	(7,919)
Net (income) loss attributable to noncontrolling interests	(30)	(8)	(40)	(30)	25
Net income (loss) attributable to controlling interest	$ 15,587	$ (19,628)	$ (24,408)	$ 5,563	$ (7,894)
Net income (loss) per unit attributable to controlling interest - basic
Continuing operations (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0	$ 0	$ 0	$ 0	$ 0
Net (loss) income (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Earnings (loss) per unit attributable to controlling interest - diluted
Continuing operations (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss) (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Weighted average number of units outstanding:
Basic (in units)	224,436	230,029	224,681	224,056	165,715
Diluted (in units)	224,436	230,029	224,681	224,056	165,715
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73

Consolidated Statements of Changes In Partners' Capital (USD $) In Thousands, except Share data, unless otherwise specified	Total	General Partner	Limited Partner
Balance as of beginning of period at Dec. 31, 2009	$ 1,071,513	$ 1,071,317	$ 196
Balance as of beginning of period (in units) at Dec. 31, 2009		140,591,000	20,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		61,191,000
Issuance of general partner units	594,677	594,677
Offering costs	(56,621)	(56,621)
Issuance of units under the DRIP (in units)		5,953,000
Issuance of units under the DRIP	56,551	56,551
Redemptions of general partner units (in units)		(5,448,000)
Redemptions of general partner units	(51,856)	(51,856)
Share-based award transactions, net (in units)		357,000
Share-based award transactions, net	1,313	1,313
Valuation adjustment	275	275
Issuance of units for interest in real estate (in units)			156,000
Issuance of units for interest in real estate	1,557		1,557
Redemption of units of former advisor (in units)			(20,000)
Redemption of units of former advisor	(197)		(197)
Distributions	(120,507)	(120,451)	(56)
Net income (loss) attributable to controlling interest	(7,894)	(7,904)	10
Balance as of end of period at Dec. 31, 2010	1,488,811	1,487,301	1,510
Balance as of end of period (in units) at Dec. 31, 2010		202,644,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		21,682,000
Issuance of general partner units	214,641	214,641
Offering costs	(18,896)	(18,896)
Issuance of units under the DRIP (in units)		7,986,000
Issuance of units under the DRIP	75,864	75,864
Redemptions of general partner units (in units)		(3,883,000)
Redemptions of general partner units	(37,680)	(37,680)
Share-based award transactions, net (in units)		62,000
Share-based award transactions, net	3,221	3,221
Distributions	(162,597)	(162,483)	(114)
Net income (loss) attributable to controlling interest	5,563	5,542	21
Balance as of end of period at Dec. 31, 2011	1,568,927	1,567,510	1,417
Balance as of end of period (in units) at Dec. 31, 2011		228,491,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units under the DRIP (in units)		3,362,000
Issuance of units under the DRIP	31,916	31,916
Redemptions of general partner units (in units)		(3,070,000)
Redemptions of general partner units	(31,935)	(31,935)
Share-based award transactions, net (in units)		626,000	2,875,000
Share-based award transactions, net	7,647	6,190	1,457
Distributions	(80,327)	(80,272)	(55)
Net income (loss) attributable to controlling interest	(19,628)	(19,636)	8
Balance as of end of period at Jun. 30, 2012	1,476,600	1,473,773	2,827
Balance as of end of period (in units) at Jun. 30, 2012		229,409,000	3,031,000
Balance as of beginning of period at Dec. 31, 2011	1,568,927	1,567,510	1,417
Balance as of beginning of period (in units) at Dec. 31, 2011		228,491,000	156,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units under the DRIP (in units)		3,362,000
Issuance of units under the DRIP	31,916	31,916
Redemptions of general partner units (in units)		(18,172,000)
Redemptions of general partner units	(185,486)	(185,486)
Share-based award transactions, net (in units)		971,000	2,900,000
Share-based award transactions, net	17,408	6,964	10,444
Distributions	(142,158)	(141,944)	(214)
Net income (loss) attributable to controlling interest	(24,408)	(24,424)	16
Balance as of end of period at Dec. 31, 2012	1,266,199	1,254,536	11,663
Balance as of end of period (in units) at Dec. 31, 2012		214,652,000	3,056,000
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of general partner units (in units)		11,043,000
Issuance of general partner units	124,397	124,397
Issuance of units under the DRIP	0
Redemptions of general partner units (in units)		(27,000)
Redemptions of general partner units	(272)	(272)
Share-based award transactions, net (in units)		411,000	0
Share-based award transactions, net	4,663	1,486	3,177
Distributions	(65,384)	(64,735)	(649)
Net income (loss) attributable to controlling interest	15,587	15,375	212
Balance as of end of period at Jun. 30, 2013	$ 1,345,190	$ 1,330,787	$ 14,403
Balance as of end of period (in units) at Jun. 30, 2013		226,079,000	3,056,000

Consolidated Statements of Changes In Partners' Capital (Parenthetical) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Partners' Capital [Abstract]
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities
Net (loss) income	$ 15,617	$ (19,620)	$ (24,368)	$ 5,593	$ (7,919)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and other	57,577	56,966	114,575	104,045	72,678
Share-based compensation expense	4,663	7,647	17,408	3,221	1,313
Bad debt expense	10	476	1,064	1,447	1,022
Change in fair value of derivative financial instruments	(10,528)	5,295	7,667	856	(6,095)
Changes in operating assets and liabilities:
Receivables and other assets	(4,497)	(4,122)	(4,765)	(2,964)	(10,309)
Accounts payable and accrued liabilities	4,892	1,297	2,684	295	7,815
Accounts payable due to affiliates, net			0	0	(4,776)
Security deposits, prepaid rent and other liabilities	4,084	(78)	2,520	(686)	4,774
Net cash provided by operating activities	71,818	47,861	116,785	111,807	58,503
Cash flows from investing activities
Acquisition of real estate operating properties and other assets	(94,139)	(213,900)	(257,386)	(61,385)	(597,097)
Capital expenditures	(6,110)	(12,349)	(22,909)	(16,034)	(14,888)
Restricted cash, escrow deposits and notes receivable	(645)	(511)	(4,830)	(4,502)	(12,614)
Release of restricted cash	0	580	580	14,463	0
Real estate deposits			0	0	(2,250)
Real estate deposits paid	0	(2,810)	(3,810)	(4,500)	0
Real estate deposits used	0	3,800	4,810	6,000	0
Net cash used in investing activities	(100,894)	(225,190)	(283,545)	(65,958)	(626,849)
Cash flows from financing activities
Proceeds from unsecured senior notes	297,558	0
Borrowings on secured real estate term loan and mortgage loans			0	125,500	79,125
Borrowings on unsecured revolving credit facility	103,000	268,000	360,000	0	7,000
Payments on unsecured revolving credit facility	(175,000)	(268,000)	(288,000)	(7,000)	0
Borrowings on unsecured term loans	0	300,000	455,000	0	0
Payments on secured real estate term loan and mortgage loans	(148,672)	(79,774)	(128,601)	(192,083)	(123,117)
Deferred financing costs	(3,011)	(4,934)	(6,436)	(3,401)	(7,507)
Derivative financial instrument termination payments	(1,195)	0	0	0	(793)
Purchase of noncontrolling interest			0	0	(4,097)
Security deposits	0	193	765	596	2,144
Proceeds from issuance of general partner units, net	125,584	0	0	214,641	594,677
Repurchase of general partner units	(272)	(31,935)	(182,602)	(37,680)	(51,856)
Payment of offering costs			(2,884)	(21,137)	(56,621)
Distributions to general partner	(63,098)	(51,237)	(93,273)	(84,800)	(60,176)
Payment on earnout liability	(92)	(328)	(328)	0	0
Distributions to limited partners and redeemable noncontrolling interest	(811)	(170)	(416)	(264)	(164)
Net cash provided by (used in) financing activities	133,991	131,815	113,225	(5,628)	378,615
Net change in cash and cash equivalents	104,915	(45,514)	(53,535)	40,221	(189,731)
Cash and cash equivalents - beginning of period	15,956	69,491	69,491	29,270	219,001
Cash and cash equivalents - end of period	$ 120,871	$ 23,977	$ 15,956	$ 69,491	$ 29,270

Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business
Organization and Description of Business
Healthcare Trust of America, Inc., or HTA, is a real estate investment trust, or REIT. As of June 30, 2013, HTA owned approximately 98.89% general partner interest in Healthcare Trust of America Holding, LP, or HTALP. HTA and HTALP are structured as an umbrella REIT, or UPREIT, in which the subsidiaries of HTALP own all the properties. HTALP is a Delaware limited partnership and was formed on April 20, 2006.
We invest primarily in high-quality medical office buildings in our target markets, and have acquired high-quality medical office buildings and other facilities that serve the healthcare industry with an aggregate purchase price of $2.7 billion through June 30, 2013. As of June 30, 2013, our portfolio consisted of 250 medical office buildings and 19 other facilities that serve the healthcare industry, as well as real estate notes receivable secured by medical office buildings.
The principal executive offices are located at 16435 N. Scottsdale Road, Suite 320, Scottsdale, Arizona, 85254.

Organization and Description of Business
Healthcare Trust of America, Inc., or HTA, is a real estate investment trust, or REIT. As of December 31, 2012, HTA owned approximately 99.93% general partner interest in Healthcare Trust of America Holdings, LP, or HTALP. HTA and HTALP are structured an umbrella REIT, or UPREIT, which the subsidiaries of HTALP own all the properties. HTALP is a Delaware limited partnership and was formed on April 20, 2006.
We invest primarily in high-quality medical office buildings in our target markets, and have acquired high-quality medical office buildings and other facilities that serve the healthcare industry with an aggregate purchase price of $2.6 billion through December 31, 2012. As of December 31, 2012, our portfolio consisted of 247 medical office buildings and 19 other facilities that serve the healthcare industry, as well as a mortgage loan receivable secured by medical office buildings.
The principal executive offices are located at 16435 N. Scottsdale Road, Suite 320, Scottsdale, Arizona, 85254.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
The summary of significant accounting policies presented below is designed to assist in understanding our condensed consolidated financial statements. Such condensed consolidated financial statements and the accompanying notes are the representations of our management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, or GAAP, in all material respects, and have been consistently applied in preparing our accompanying condensed consolidated financial statements.
Basis of Presentation
The accompanying condensed consolidated financial statements include our accounts, our subsidiaries and any consolidated variable interest entities. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.
Real Estate Depreciation
Depreciation expense of buildings and improvements for the six months ended June 30, 2013 and 2012 was $36.6 million and $35.2 million, respectively.
Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.
Interim Unaudited Financial Data
Our accompanying condensed consolidated financial statements have been prepared by us in accordance with GAAP in conjunction with the rules and regulations of the Securities and Exchange Commission, or the SEC. Certain information and footnote disclosures required for annual financial statements have been condensed or excluded pursuant to SEC rules and regulations. Accordingly, our accompanying condensed consolidated financial statements do not include all of the information and footnotes required by GAAP for complete financial statements. Our accompanying condensed consolidated financial statements reflect all adjustments, which are, in our opinion, of a normal recurring nature and necessary for a fair presentation of our financial position, results of operations and cash flows for the interim period. Interim results of operations are not necessarily indicative of the results to be expected for the full year; such results may be less favorable for the full year. Our accompanying condensed consolidated financial statements should be read in conjunction with our accompanying audited consolidated financial statements and the notes thereto.
Recently Issued or Adopted Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board, or the FASB, issued Accounting Standards Update, or ASU, 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We adopted ASU 2011-11 and ASU 2013-01 in fiscal 2013 and have reflected the adoption in our disclosures to our interim condensed consolidated financial statements.

Summary of Significant Accounting Policies
The summary of significant accounting policies presented below is designed to assist in understanding our consolidated financial statements. Such consolidated financial statements and the accompanying notes are the representations of our management, who are responsible for their integrity and objectivity. These accounting policies conform to accounting principles generally accepted in the United States of America, or GAAP, in all material respects, and have been consistently applied in preparing our accompanying consolidated financial statements.
Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements our accounts, our subsidiaries and any consolidated variable interest entities, or VIEs, as defined in the Financial Accounting Standards Board, or the FASB, Accounting Standard Codification, or ASC, 810, Consolidation, or ASC 810. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.
Use of Estimates
The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. These estimates are made and evaluated on an ongoing basis using information that is currently available as well as various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates, perhaps in adverse ways, and those estimates could be different under different assumptions or conditions.
Cash and Cash Equivalents
Cash and cash equivalents consist of all highly liquid investments with a maturity of three months or less when purchased.
Restricted Cash
Restricted cash is comprised of impound reserve accounts for property taxes, insurance, capital improvements and tenant improvements as well as collateral accounts for debt and interest rate swaps.
Revenue Recognition, Tenant Receivables and Allowance for Uncollectible Accounts
In accordance with ASC 840, Leases, or ASC 840, minimum annual rental revenue is recognized on a straight-line basis over the term of the related lease (including rent holidays). Differences between rental income recognized and amount contractually due under the lease agreements will be credited or charged, as applicable, to deferred rent receivables. Tenant reimbursement revenue, which is comprised of additional amounts recoverable from tenants for common area maintenance expenses and certain other recoverable expenses, is recognized as revenue in the period in which the related expenses are incurred. Tenant reimbursements are recognized and presented in accordance with ASC 605-45, Revenue - Principal Agent Considerations. This guidance requires that these reimbursements be recorded on a gross basis, as we are generally the primary obligor with respect to purchasing goods and services from third-party suppliers, have discretion in selecting the supplier, and have credit risk. We recognize lease termination fees if there is a signed termination letter agreement, all of the conditions of the agreement have been met, and the tenant is no longer occupying the property. Rental income is reported net of amortization recorded on lease inducements.
Tenant receivables and straight-line rent receivables are carried net of the allowances for uncollectible amounts. An allowance is maintained for estimated losses resulting from the inability of certain tenants to meet the contractual obligations under their leases. We maintain an allowance for straight-line rent receivables arising from the straight-lining of rents. Such allowance is charged to bad debt expense which is included in general and administrative expense on our accompanying consolidated statements of operations. Our determination of the adequacy of these allowances is based primarily upon evaluations of historical loss experience, the tenant’s financial condition, security deposits, letters of credit, lease guarantees and current economic conditions and other relevant factors. As of December 31, 2012, 2011 and 2010, we had $2.2 million, $1.5 million and $1.9 million, respectively, in allowances for uncollectible accounts. During the years ended December 31, 2012, 2011 and 2010, we recorded bad debt expense of $1.1 million, $1.4 million and $1.0 million, respectively.
Purchase Price Allocation
In accordance with ASC 805, Business Combinations, or ASC 805, we, with the assistance of independent valuation specialists, allocate the purchase price of completed acquisitions to tangible and identified intangible assets and liabilities based on their respective fair values. The allocation to tangible assets (building and land) is based upon our determination of the value of the property as if it were to be replaced and vacant using discounted cash flow models similar to those used by market participants. Factors considered by us include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. Additionally, the purchase price of the applicable completed acquisition property is allocated to above or below market leases, above or below market leasehold interests, in place leases, tenant relationships, above or below market debt assumed and any contingent consideration.
The value allocable to above or below market leases is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be received pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be received using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leases are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The value allocable to above or below market leasehold interests is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be paid pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be paid using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leasehold interests are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leasehold interests are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The total amount of other intangible assets acquired is further allocated to in place leases and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. Characteristics considered by us in allocating these values include the nature and extent of the credit quality and expectations of lease renewals, among other factors. The amounts allocated to in place leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and will be amortized over the average remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to tenant relationships are included in identified intangible assets, net in our accompanying consolidated balance sheets and are amortized over the average remaining non-cancelable lease term of the acquired leases plus a market lease term.
The value allocable to above or below market debt is determined based upon the present value of the difference between the cash flow stream of the assumed mortgage and the cash flow stream of a market rate mortgage. The amounts allocated to above or below market debt are included in debt, net on our accompanying consolidated balance sheets and are amortized to interest expense over the remaining term of the assumed debt.
These allocations are subject to change based on information received within one year of the purchase related to one or more events identified at the time of purchase which confirm the value of an asset or liability received in an acquisition of property.
In accordance with the provisions of ASC 805, we expense acquisition-related costs for acquisitions.
Real Estate Investments
Operating properties are carried at the lower of historical cost less accumulated depreciation or fair value less costs to sell. The cost of operating properties includes the cost of land and completed buildings and related improvements. Expenditures that increase the service life of properties are capitalized and the cost of maintenance and repairs is charged to expense as incurred. The cost of buildings is depreciated on a straight-line basis over the estimated useful lives of the buildings up to 39 years and for tenant improvements, the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment is depreciated over five years. When depreciable property is retired, replaced or disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $71.4 million, $64.4 million and $48.0 million, respectively.
Real Estate Held-for-Sale
We evaluate the held-for-sale classification of our owned real estate each quarter. Assets that are classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. Assets are generally classified as held-for-sale once management commits to a plan to sell the properties and has determined that the sale of the asset is probable and transfer of the asset is expected to occur within one year. The results of operations of these real estate properties are reflected as discontinued operations in all periods reported, and the properties are presented separately on our balance sheet at the lower of their carrying value or their fair value less costs to sell. As of December 31, 2012, we determined that no real estate within our portfolio should be classified as held-for-sale. Subsequent to December 31, 2012, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. Refer to Note 7, Assets Held for Sale and Discontinued Operations for further discussion.
Recoverability of Real Estate Investments
Operating properties are evaluated for potential impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Impairment losses are recorded when indicators of impairment are present and the carrying amount of the asset is greater than the sum of the future undiscounted cash flows expected to be generated by that asset. We would recognize an impairment loss to the extent the carrying amount exceeded the fair value of the property. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding periods, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.
Real Estate Notes Receivable
We evaluate the carrying values of real estate notes receivable on an individual basis. Management periodically evaluates the realizability of future cash flows from real estate notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the real estate notes receivable may not be recoverable. An impairment loss is recognized in current period earnings and is calculated as the difference between the carrying amount of the real estate notes receivable and the discounted cash flows expected to be received, or if foreclosure is probable, the fair value of the collateral securing the real estate notes receivable. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.
Derivative Financial Instruments
We are exposed to the effect of interest rate changes in the normal course of business. We seek to mitigate these risks by following established risk management policies and procedures which include the occasional use of derivatives. Our primary strategy in entering into derivative contracts is to add stability to interest expense and to manage our exposure to interest rate movements. We utilize derivative instruments, including interest rate swaps and caps, to effectively convert a portion of our variable rate debt to fixed rate debt. We do not enter into derivative instruments for speculative purposes.
Derivatives are recognized as either assets or liabilities in our consolidated balance sheets and are measured at fair value in accordance with ASC 815, Derivatives and Hedging, or ASC 815. Since our derivative instruments are not designated as hedge instruments, they do not qualify for hedge accounting under ASC 815, and accordingly, changes in fair value are included as a component of interest expense in our consolidated statements of operations in the period of change.
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures, or ASC 820, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement and is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 13, Fair Value of Financial Instruments for further discussion.
Receivables and Other Assets
Other assets consist of accounts and other receivables, tenant note receivable, deferred financing costs, deferred leasing costs, lease inducements, straight-line rent receivables and prepaid expenses, deposits and other. Deferred financing costs include amounts paid to lenders and others to obtain financing and are amortized to interest expense on a straight-line basis over the term of the related loan which approximates the effective interest method. Deferred leasing costs are amounts incurred in executing a lease, both for external broker and marketing costs, plus a portion of internal leasing related costs. Deferred leasing costs are amortized on a straight-line basis method over the term of the applicable lease. Deferred leasing costs are included in operating activities in our consolidated statements of cash flows. Lease inducements are amortized on a straight-line basis against rental income over the term of the applicable lease. Management periodically evaluates the realizability of future cash flows from tenant notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the tenant notes receivable may not be recoverable. An impairment charge is recognized in current period earnings and is calculated as the difference between the carrying amount of the tenant notes receivable and the discounted cash flows expected to be received.
Redeemable Noncontrolling Interests of Limited Partners
Redeemable noncontrolling interests relate to the interests in our consolidated entities that are not wholly owned by us. As these redeemable noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity in accordance with ASC 480, Distinguishing Liabilities from Equity, or ASC 480. See Note 11, Redeemable Noncontrolling Interest of Limited Partners for further discussion.
Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.
Income Taxes
As a partnership, the allocated share of our income is included in the income tax returns of the general partner and limited partners. Accordingly, no accounting for income taxes is required in the accompanying consolidated financial statements. We may be subject to certain state or local taxes on its income and property.
ASC 740, Income Taxes requires us to recognize, measure, present and disclose in our consolidated financial statements uncertain tax positions that we have taken or expect to take on. We do not have any liability for uncertain tax positions that we believe should be recognized in our consolidated financial statements.
Segment Disclosure
ASC 280, Segment Reporting establishes standards for reporting financial and descriptive information about an enterprise’s reportable segments. We have determined that we have one reportable segment, with activities related to investing in medical office buildings, healthcare-related facilities, commercial office properties and other real estate-related assets. Our investments in real estate and other real estate-related assets are geographically diversified and our chief operating decision maker evaluates operating performance on an individual asset level. As each of our assets has similar economic characteristics, tenants, and products and services, our assets have been aggregated into one reportable segment.
Recently Issued or Adopted Accounting Pronouncements
In May 2011, the FASB issued Accounting Standards Update, or ASU, 2011-04, Fair Value Measurement (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, or ASU 2011-04, which amends existing guidance to provide common fair value measurements and related disclosure requirements between GAAP and International Financial Reporting Standards. Additional disclosure requirements in the amendment include: (1) for Level 3 fair value measurements, a description of the valuation processes used by the entity and a discussion of the sensitivity of the fair value measurements to changes in unobservable inputs; (2) discussion of the use of a non-financial asset that differs from the asset’s highest and best use; and (3) the level of the fair value hierarchy of financial instruments for items that are not measured at fair value but for which disclosure of fair value is required. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early adoption not permitted. We adopted ASU 2011-04 in fiscal 2012 and have reflected the adoption in our disclosures to the consolidated financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02, which allows an entity to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU 2012-02 is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We evaluated this topic and determined it will not have a material impact to our consolidated financial statements as we do not have any indefinite-lived intangible assets.
In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We will adopt ASU 2011-11 and ASU 2013-01 in fiscal 2013 and determined that the impact on the derivative disclosures is not expected to be material to our consolidated financial statements.

Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations
Business Combinations
For the six months ended June 30, 2013, we have completed three acquisitions for an aggregate purchase price of $94.1 million, in addition to closing costs attributable to these acquisitions of $0.5 million. Results of operations for these acquisitions are reflected in our condensed consolidated statement of operations for the six months ended June 30, 2013 for the period subsequent to the acquisition dates.
The aggregate purchase price of the 2013 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$3,772
Building and improvements	72,235
Above market leases	77
In place leases	12,288
Tenant relationships	6,063
Below market leases	(296)
Aggregate purchase price	$94,139

The weighted average lives of the above acquired intangible assets and liabilities were 7.7 years and 8.3 years, respectively.
The property acquisitions completed during the six months ended June 30, 2013, were all cash transactions. No mortgage loans payable were assumed or put in place, and we acquired a 100% ownership interest in each property acquisition. See below for a brief description of each of the acquisitions.

•	On March 11, 2013, we completed the acquisition of a medical office building located in Dallas, Texas for $48.7 million.

•	On March 22, 2013, we completed the acquisition of a medical office building located in Bryan - College Station, Texas for $39.8 million.

•	On June 18, 2013, we completed the acquisition of a medical office building located in Atlanta, Georgia for $5.6 million.
Subsequent to the end of the quarter, we completed the following additional acquisitions.

•	On July 12, 2013, we completed the acquisition of a medical office property located in Monroeville, Pennsylvania for $15.1 million.

•	On July 29, 2013, we completed the acquisition of a medical office building located in Denver, Colorado for $42.0 million.

Business Combinations
For the year ended December 31, 2012, we completed six acquisitions for an aggregate purchase price of $294.9 million, in addition to closing costs attributable to these acquisitions of $3.0 million. Results of operations for these acquisitions are reflected in our consolidated statement of operations for the year ended December 31, 2012 for the period subsequent to the acquisition dates.
The aggregate purchase price of the 2012 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$13,479
Building and improvements	225,924
Below market leasehold interests	3,284
Above market leases	4,199
In place leases	27,136
Tenant relationships	22,100
Below market leases	(1,472)
Net assets acquired	294,650
Other liability	287
Aggregate purchase price	$294,937

The weighted average lives of the above acquired intangible assets and liabilities were 14.2 years and 7.6 years, respectively.
For the year ended December 31, 2011, we completed four acquisitions for an aggregate purchase price of $68.3 million, in addition to closing costs attributable to these acquisitions of $0.9 million. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$945
Building and improvements	54,072
Below market leasehold interests	603
Above market leases	209
In place leases	7,671
Tenant relationships	4,691
Below market leases	(149)
Above market debt	(76)
Net assets acquired	67,966
Other liability	348
Aggregate purchase price	$68,314

The weighted average lives of the above acquired intangible assets and liabilities were 8.3 years and 4.1 years, respectively.
The property acquisitions completed during the year ended December 31, 2012, were all cash transactions except for the acquisition in Oak Park, Illinois, as discussed in Note 4. No mortgage loans payable were assumed or put in place, and we acquired a 100% ownership interest in each property acquisition. See below for a brief description of each of the acquisitions.

•	On January 13, 2012, we completed the acquisition of a medical office building in Novi, Michigan for $51.3 million.

•	On January 31, 2012, we completed the acquisition of a medical office building in Atlanta, Georgia for $8.9 million.

•	On March 1, 2012, we completed the acquisition of office building in Pittsburgh, Pennsylvania for $54.0 million.

•	On March 29, 2012, we completed the acquisition of a portfolio of medical office buildings in Boston, Massachusetts for $100.0 million.

•	On August 14, 2012, we completed the acquisition of a medical office building in Oak Park, Illinois for $54.0 million, after the borrower on a note receivable exercised a put option on the collateral.

•	On December 26, 2012, we completed the acquisition of a medical office building in Dallas, Texas for $26.8 million.
Subsequent to the end of the year, we completed five acquisitions totaling $151.2 million.
We recorded the below revenues and net income (loss) for the year ended December 31, 2012 related to the 2012 acquisitions and for the year ended December 31, 2011 related to the 2011 acquisitions (in thousands):

	2012 Acquisitions	2011 Acquisitions
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Revenues	$26,717	$4,903
Net income (loss)	7,537	(215)

Supplementary Pro Forma Information (Unaudited)
The following pro forma consolidated results of operations for the years ended December 31, 2012 and 2011, assumes that all 2012 acquisitions occurred on January 1, 2011 and excludes $3.0 million acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2012	2011
Revenues	$306,420	$307,246
Net (loss) income attributable to controlling interest	(21,912)	6,758

Net (loss) income per unit attributable to controlling interest - basic	$(0.10)	$0.03
Net (loss) income per unit attributable to controlling interest - diluted	(0.10)	0.03
The following pro forma consolidated results of operations for the years ended December 31, 2011 and 2010, assumes that all 2011 acquisitions occurred on January 1, 2010 and excludes $0.9 million of acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2011	2010
Revenues	$271,251	$201,849
Net income (loss) attributable to controlling interest	5,912	(7,812)

Net income (loss) per unit attributable to controlling interest - basic	$0.03	$(0.05)
Net income (loss) per unit attributable to controlling interest - diluted	0.03	(0.05)

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.

Real Estate Notes Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Notes Receivable, Net [Abstract]
Real Estate Notes Receivable
Real Estate Notes Receivable
Real estate notes receivable consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate notes receivable	$20,000	$20,000

The promissory notes were set to mature on May 1, 2013, but were extended by us to November 1, 2013. We monitor the credit quality of our real estate notes receivable on an ongoing basis by tracking possible credit quality indicators. As of June 30, 2013, all of our real estate notes receivable are current and we have not provided for any allowance for losses or recorded any impairments with respect to our notes receivable. We made no purchases or sales of real estate notes receivable during the six months ended June 30, 2013.

Real Estate Notes Receivable
Real estate notes receivable consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Real estate notes receivable	$20,000	$61,150
Notes receivable closing costs, net	—	324
Net discount	—	(4,015)
Total	$20,000	$57,459

Our notes receivable balance consisted of two borrowing groups. The first group consists of four promissory notes receivable secured by medical office buildings, with interest rates ranging from 10.85% to 10.95% per annum. The weighted average effective interest rate based on the purchase price of the notes was 14.57% per annum as of December 31, 2012. The promissory notes were set to mature on May 1, 2012, but were extended by us to November 1, 2012 for an extension fee. In addition, on November 1, 2012, the promissory notes were again extended by us to May 1, 2013 for an additional extension fee. The second group consisted of one promissory note receivable secured by a medical office building. In June 2012, a put option to purchase the building was exercised by the borrower and we became the primary beneficiary of the building. On August 14, 2012, we completed the acquisition of the building and the net note receivable was included in the purchase price consideration. See Note 3, Business Combinations for further discussion.
We monitor the credit quality of our real estate notes receivable on an ongoing basis by tracking possible credit quality indicators. As of December 31, 2012, all of our real estate notes receivable are current and we have not provided for any allowance for losses or recorded any impairments with respect to our notes receivable. We made no purchases or sales of real estate notes receivable during the year ended December 31, 2012.

Intangibles Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Identified Intangibles, Net [Abstract]
Intangibles Assets and Liabilities
Intangible Assets and Liabilities
Intangible assets and liabilities consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands, except weighted average remaining amortization period):

	June 30, 2013		December 31, 2012
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$180,262	9.3	$174,615	9.7	Lease intangibles
Tenant relationships	180,675	11.2	178,269	11.6	Lease intangibles
Above market leases	24,719	6.6	25,387	6.9	Other intangibles, net
Below market leasehold interests	30,587	69.0	30,587	69.4	Other intangibles, net
	416,243		408,858
Accumulated amortization	(137,595)		(125,924)
Total	$278,648		$282,934

Liabilities:
Below market leases	$12,841	13.8	$12,823	13.7	Intangible liabilities, net
Above market leasehold interests	3,827	33.6	3,827	34.0	Intangible liabilities, net
	16,668		16,650
Accumulated amortization	(5,845)		(5,341)
Total	$10,823		$11,309

The following is a summary of the net intangible amortization for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization recorded against rental income related to above or below market leases	$881	$715
Rental expense related to above or below market leasehold interests	189	307
Amortization expense related to in place leases and tenant relationships	19,957	21,446

Intangible Assets and Liabilities
Intangible assets and liabilities consisted of the following as of December 31, 2012 and 2011 (in thousands, except weighted average remaining amortization period):

	December 31, 2012		December 31, 2011
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$174,615	9.7	$156,578	10.1	Lease intangibles
Tenant relationships	178,269	11.6	163,842	12.4	Lease intangibles
Above market leases	25,387	6.9	22,585	7.2	Other intangibles, net
Below market leasehold interests	30,587	69.4	27,323	66.1	Other intangibles, net
	408,858		370,328
Accumulated amortization	(125,924)		(97,938)
Total	$282,934		$272,390

Liabilities:
Below market leases	$12,823	13.7	$12,378	14.2	Intangible liabilities, net
Above market leasehold interests	3,827	34.0	3,827	34.8	Intangible liabilities, net
	16,650		16,205
Accumulated amortization	(5,341)		(4,373)
Total	$11,309		$11,832

The following is a summary of the net intangible amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization recorded against rental income related to above or below market leases	$1,682	$1,983	$1,349
Rental expense related to above or below market leasehold interests	521	700	383
Amortization expense related to in place leases and tenant relationships	41,643	40,489	28,662

As of December 31, 2012, the amortization of intangible assets and liabilities for each of the next five years and thereafter is as follows (in thousands):

Year	Assets	Liabilities
2013	$38,213	$1,458
2014	34,823	1,061
2015	31,392	882
2016	28,037	719
2017	23,874	542
Thereafter	126,595	6,647
Total	$282,934	$11,309

Receivables and Other Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables and Other Assets [Abstract]
Receivables and Other Assets
Receivables and Other Assets
Receivables and other assets consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts and other receivables, net	$17,217	$13,317
Tenant note receivable	3,231	3,287
Deferred financing costs, net	11,888	11,006
Deferred leasing costs, net	11,912	10,554
Lease inducements, net	751	880
Straight-line rent receivables, net	42,862	39,095
Prepaid expenses, deposits, equipment and other	5,010	6,831
Derivative financial instruments - interest rate swaps	4,418	—
Total	$97,289	$84,970

As of June 30, 2013, the tenant’s promissory note is current and we have not provided for any allowance for losses, and we have had no impairment with respect to this note.
The following is a summary of amortization of deferred leasing costs, deferred financing costs and lease inducements for the six months ended June 30, 2013 and 2012 in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization expense related to deferred leasing costs	$1,158	$868
Interest expense related to deferred financing costs	2,225	2,091
Amortization recorded against rental income related to lease inducements	100	166

Receivables and Other Assets
Receivables and other assets consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Accounts and other receivables, net	$13,317	$12,658
Tenant note receivable	3,287	—
Deferred financing costs, net	11,006	8,473
Deferred leasing costs, net	10,554	7,895
Lease inducements, net	880	1,166
Straight-line rent receivables, net	39,095	29,627
Prepaid expenses, deposits, equipment and other	6,831	9,281
Total	$84,970	$69,100

During 2012, we capitalized $6.4 million of deferred financing costs associated with the new unsecured credit agreement and term loan.
The tenant note receivable is for a loan to a tenant for building improvements. The interest rate is 9.0% per annum and beginning in October 2012, the note requires monthly principal and interest payments from the tenant through July 2027. As of December 31, 2012, this tenant’s note is current and we have not provided for any allowance for losses, and we have had no impairment with respect to this note.
The following is a summary of amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization expense related to deferred leasing costs	$1,868	$1,139	$720
Interest expense related to deferred financing costs	3,861	3,540	2,119
Amortization recorded against rental income related to lease inducements	269	165	207

As of December 31, 2012, the amortization of deferred leasing costs, deferred financing costs, and lease inducements for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$5,826
2014	4,924
2015	4,519
2016	2,596
2017	1,564
Thereafter	3,011
Total	$22,440

Assets Held for Sale and Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale and Discontinued Operations
Assets Held for Sale and Discontinued Operations
During the six months ended June 30, 2013, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. The sale of the property is expected to occur within one year. The following table represents the major classes of assets and liabilities and the balance sheet classification as of June 30, 2013 (in thousands):

June 30, 2013
Land	$5,109
Building and improvements, net	15,181
Lease intangibles, net	848
Property held for sale, net	$21,138

Receivables and other assets, net	$1,059
Non-real estate assets of property held for sale, net	$1,059

Security deposits, prepaid rent and other liabilities	$131
Security deposits, prepaid rent and other liabilities	$131
The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Month Ended June 30,
	2013	2012
Revenues:
Rental income	$814	$1,131
Expenses:
Rental	137	151
Depreciation and amortization	171	458
Total expenses	308	609
Income before other income (expense)	506	522
Other income (expense):
Interest expense related to debt	(161)	(255)
Income from discontinued operations	$345	$267

Assets Held for Sale and Discontinued Operations
Subsequent to December 31, 2012, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. The sale of the property is expected to occur within one year. The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations in our consolidated statements of operations for each of the three years ended December 31, 2012, 2011, and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$2,264	$2,261	$2,416
Expenses:
Rental	261	277	355
Depreciation and amortization	921	991	1,062
Total expenses	1,182	1,268	1,417
Income before other income (expense)	1,082	993	999
Other income (expense):
Interest expense related to debt	(514)	(573)	(810)
Income from discontinued operations	$568	$420	$189

Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt
Debt consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Unsecured revolving credit facility	$—	$72,000
Unsecured term loans	455,000	455,000
Unsecured senior notes	300,000	—
Fixed rate mortgages	359,284	382,456
Secured real estate term loan	—	125,500
	1,114,284	1,034,956
Net (discount) premium	(80)	2,403
Total	$1,114,204	$1,037,359

Unsecured Credit Agreement
On March 7, 2013, we executed an amendment pursuant to an existing provision to increase the principal amount of the unsecured revolving credit facility. The amendment added an additional lender and increased the unsecured revolving credit facility by $75.0 million to $650.0 million. The other existing terms of the unsecured credit agreement were unchanged.
As of June 30, 2013, the margin associated with borrowings on the unsecured revolving credit facility was 1.55% per annum and the facility fee was 0.35% per annum. As of June 30, 2013, no amount was outstanding on our unsecured revolving credit facility.
The margin associated with borrowings on the unsecured term loan as of June 30, 2013 was 1.85% per annum. We have interest rate swaps that fix the interest rate on our $300.0 million unsecured term loan at 2.95% per annum, based on our current credit rating.
$155.0 million Unsecured Term Loan
The margin associated with the borrowings as of June 30, 2013 was 2.00% per annum. We have interest rate swaps in place that fix the interest rate on our $155.0 million unsecured term loan at 3.29% per annum, based on our current credit rating.
$300.0 million Unsecured Senior Notes
On March 28, 2013, we issued $300.0 million of unsecured senior notes that mature on April 15, 2023. The unsecured senior notes bear interest at 3.70% per annum payable semi-annually and were offered at 99.186% of the principal amount thereof. The unsecured senior notes contain registration rights to the holders.
Fixed Rate Mortgages
As of June 30, 2013, we had fixed rate mortgages with interest rates ranging from 4.90% to 12.75% per annum and a weighted average interest rate of 5.93% per annum.
Secured Real Estate Term Loan
On March 28, 2013, we repaid in full the $125.5 million secured real estate term loan. In connection with the repayment, we terminated the secured real estate term loan (and the commitments thereunder) and the related security documents and guarantees. In addition, we terminated the $75.0 million interest rate swap associated with the secured real estate term loan.
Future Debt Maturities
As of June 30, 2013, the principal payments due on our debt for the six months ending December 31, 2013 and each of the next four years ending December 31 and thereafter is as follows (in thousands):

Year	Amount
2013	$8,235
2014	6,392
2015	72,625
2016	404,696
2017	99,963
Thereafter	522,373
Total	$1,114,284

The above scheduled debt maturities does not include the available extensions.
We are required by the terms of the applicable credit agreements to meet various affirmative and negative covenants that we believe are customary for these types of facilities, such as limitations on the incurrence of debt by us and our subsidiaries that own unencumbered assets, limitations on the nature of our business, and limitations on our distributions and including our subsidiaries that own unencumbered assets. The credit agreements also impose a number of financial covenants on us, such as a maximum ratio of total indebtedness to total asset value, a minimum ratio of EBITDA to fixed charges, a minimum tangible net worth covenant, a maximum ratio of unsecured indebtedness to unencumbered asset value, rent coverage ratios and a minimum ratio of unencumbered net operating income to unsecured interest expense. As of June 30, 2013, we believe that we were in compliance with all such financial covenants and reporting requirements. In addition, certain credit agreements include events of default provisions that we believe are customary for these types of facilities, including restricting us from making distributions in the event we are in default.

Debt
Debt consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Unsecured revolving credit facility	$72,000	$—
Unsecured term loans	455,000	—
Fixed rate mortgages	382,456	461,248
Variable rate mortgages	—	49,810
Secured real estate term loan	125,500	125,500
	1,034,956	636,558
Net premium	2,403	2,591
Total	$1,037,359	$639,149

$875.0 million Unsecured Credit Agreement
On March 29, 2012, we entered into a $875.0 million unsecured credit agreement to obtain a $575.0 million unsecured revolving credit facility and a $300.0 million unsecured term loan. The $875.0 million unsecured credit agreement matures on March 29, 2016 and includes a one-year extension option, subject to certain conditions. The $875.0 million unsecured credit agreement replaced the former $575.0 million unsecured credit agreement that would have matured in May 2014.
The actual amount of credit available under the $875.0 million unsecured credit agreement is a function of certain loan-to-value and debt service coverage ratios. The maximum principal amount may be increased, subject to such additional financing being offered and provided by existing lenders or new lenders.
Borrowings under the $575.0 million unsecured revolving credit facility accrue interest at a rate per annum equal to adjusted LIBOR plus a margin ranging from 1.10% to 1.75% per annum based on our credit rating. We also pay a facility fee ranging from 0.20% to 0.50% per annum on the aggregate commitments under the unsecured revolving credit facility. As of December 31, 2012, the margin associated with borrowings was 1.55% per annum and the facility fee was 0.35% per annum. As of December 31, 2012, $72.0 million was outstanding and the interest rate was 2.14% per annum.
Subsequent to the end of the year, we increased the unsecured revolving credit facility by $75.0 million to $650.0 million. No other terms of the unsecured credit agreement were changed.
Borrowings under the $300.0 million unsecured term loan accrue interest at a rate per annum equal to adjusted LIBOR plus a margin ranging from 1.30% to 2.25% per annum based on our credit rating. The margin associated with borrowings as of December 31, 2012 was 1.85% per annum.
On March 29, 2012, we entered into a $200.0 million interest rate swap that matures on March 29, 2017, and on May 21, 2012, we entered into a $100.0 million interest rate swap that matures on June 15, 2016. These swaps fix the interest rate on our $300.0 million unsecured term loan at 2.95% per annum, based on our current credit rating.
Former $575.0 million Unsecured Credit Agreement
During the three months ended March 31, 2012, we had draws of $182.0 million in order to fund acquisitions which we repaid in March 2012. Our former $575.0 million unsecured credit agreement was terminated in conjunction with the execution of the $875.0 million unsecured credit agreement.
$155.0 million Unsecured Term Loan
On July 20, 2012, we entered into a $155.0 million unsecured term loan that matures on July 19, 2019. The interest rate is equal to LIBOR plus a margin ranging from 1.55% to 2.40% per annum based on our credit rating. The margin associated with the borrowings as of December 31, 2012 was 2.00% per annum.
On June 4, 2012, we entered into a $50.0 million interest rate swap that matures on July 17, 2019, and on November 1, 2012, we entered into a $105.0 million interest rate swap that matures on July 17, 2019. These swaps fix the interest rate on our $155.0 million unsecured term loan at 3.29% per annum, based on our current credit rating.
$300.0 million Unsecured Senior Notes
Subsequent to the end of the year, we issued $300.0 million of unsecured senior notes with an interest of 3.70% per annum.
Fixed Rate Mortgages
As of December 31, 2012, we had fixed rate mortgages with interest rates ranging from 4.90% to 12.75% per annum and a weighted average interest rate of 5.92% per annum.
Secured Real Estate Term Loan
On February 1, 2011, we entered into a $125.5 million secured real estate term loan. The secured real estate term loan matures on December 31, 2013 and includes two 12-month extension options, subject to the satisfaction of certain conditions. The interest rate is equal to one-month LIBOR plus 2.35% per annum, which equated to 2.57% per annum as of December 31, 2012. The secured real estate term loan is secured by 25 buildings within 12 property portfolios in 13 states. We have guaranteed 25% of the principal balance (or $31.4 million) and 100% of the interest.
On November 3, 2010, we entered into a $75.0 million interest rate swap that matures on December 31, 2013. After giving effect to the impact of the interest rate swap, which fixes the rate at 3.42% per annum on $75.0 million of the secured real estate term loan, the weighted average interest rate is 3.08% per annum as of December 31, 2012.
Subsequent to the end of the year, we repaid in full the secured real estate term loan and terminated the associated interest rate swap.
Future Debt Maturities
As of December 31, 2012, the principal payments due on our debt for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$156,906
2014	6,392
2015	72,625
2016	476,696
2017	99,963
Thereafter	222,374
Total	$1,034,956

The above scheduled debt maturities does not include the available extensions as discussed above.
We are required by the terms of the applicable credit agreements to meet various affirmative and negative covenants that we believe are customary for these types of facilities, such as limitations on the incurrence of debt by us and our subsidiaries that own unencumbered assets, limitations on the nature of our business, and limitations on distributions by us and our subsidiaries that own unencumbered assets. The credit agreements also impose a number of financial covenants on us, such as a maximum ratio of total indebtedness to total asset value, a minimum ratio of EBITDA to fixed charges, a minimum tangible net worth covenant, a maximum ratio of unsecured indebtedness to unencumbered asset value, rent coverage ratios and a minimum ratio of unencumbered net operating income to unsecured interest expense. As of December 31, 2012, we believe that we were in compliance with all such financial covenants and reporting requirements. In addition, certain credit agreements include events of default provisions that we believe are customary for these types of facilities, including restricting us from making distributions in the event we are in default.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
The following table lists the derivative financial instruments held by us as of June 30, 2013 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$200,000	LIBOR	1.23%	$(1,628)	Swap	3/29/2017
100,000	LIBOR	0.86	(437)	Swap	6/15/2016
50,000	LIBOR	1.39	1,117	Swap	7/17/2019
105,000	LIBOR	1.24	3,301	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$17,304	(a)	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	(a)	LIBOR	1.07	(659)	Swap	12/31/2013
200,000		LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000		LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000		LIBOR	1.39	(909)	Swap	7/17/2019
105,000		LIBOR	1.24	(853)	Swap	7/17/2019

(a) The interest rate swaps were terminated in March 2013.
As of June 30, 2013 and December 31, 2012, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	June 30, 2013		December 31, 2012		June 30, 2013		December 31, 2012
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Receivables and other assets	$4,418	n/a	n/a	Derivative financial instruments	$2,065	Derivative financial instruments	$9,370
There were no derivatives offset in our balance sheet as of June 30, 2013 and December 31, 2012. As of June 30, 2013 and December 31, 2012, we had derivatives subject to enforceable master netting arrangements which allow for net cash settlement with respective counterparties (in thousands):

	June 30, 2013			December 31, 2012
	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts
Asset derivatives	$4,418	$(1,628)	$2,790	$—	$—	$—
Liability derivatives	2,065	(1,628)	437	9,370	—	9,370
For the six months ended June 30, 2013 and 2012, the derivative financial instruments had the following effect on our condensed consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Six Months Ended June 30,
		2013	2012
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$10,528	$(5,206)
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	—	(89)

We have agreements with each of our interest rate swap derivative counterparties that contain a provision whereby if we default on certain of our unsecured indebtedness, then our counterparties could declare us in default on our interest rate swap derivative obligations resulting in an acceleration of the indebtedness. In addition, we are exposed to credit risk in the event of non-performance by our derivative counterparties. We believe we mitigate the credit risk by entering into agreements with credit-worthy counterparties. We record counterparty credit risk valuation adjustments on interest rate swap derivative assets in order to properly reflect the credit quality of the counterparty. In addition, our fair value of interest rate swap derivative liabilities is adjusted to reflect the impact of our credit quality. As of June 30, 2013, there have been no termination events or events of default related to the interest rate swaps, except for the voluntary termination discussed above.

Derivative Financial Instruments
ASC 815 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. We utilize derivatives, such as fixed interest rate swaps and caps, to add stability to interest expense and to manage our exposure to interest rate movements. Consistent with ASC 815, we record derivative financial instruments on our accompanying consolidated balance sheets as either an asset or a liability measured at fair value. ASC 815 permits special hedge accounting if certain requirements are met. Hedge accounting allows for gains and losses on derivatives designated as hedges to be offset by the change in value of the hedged item(s) or to be deferred in other comprehensive income.
As of December 31, 2012 and 2011, none of our derivatives were designated as fair value hedges or cash flow hedges. Derivatives not designated as hedges are not speculative and are used to manage our exposure to interest rate movements, but do not meet the hedge accounting requirements of ASC 815.
The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$17,304	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	LIBOR	1.07	(659)	Swap	12/31/2013
200,000	LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000	LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000	LIBOR	1.39	(909)	Swap	7/17/2019
105,000	LIBOR	1.24	(853)	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2011 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$16,578		LIBOR	3.79%	$(946)	Swap	9/28/2013
75,000		LIBOR	1.07	(846)	Swap	12/31/2013
9,330	(a)	LIBOR	2.00	89	Cap	12/31/2014

As of December 31, 2012 and 2011, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	n/a	n/a	n/a	n/a	Derivative financial instruments	$9,370	Derivative financial instruments	$1,792
Interest rate cap (a)	Receivables and other assets	$—	Receivables and other assets	$89	n/a	n/a	n/a	n/a
(a) The associated mortgage loans were paid off in April and May 2012.
For the years ended December 31, 2012, 2011 and 2010, the derivative financial instruments had the following effect on our consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Year Ended December 31,
		2012	2011	2010
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$(7,578)	$(562)	$6,461
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	(89)	(294)	(507)

We have agreements with each of our interest rate swap derivative counterparties that contain a provision whereby if we default on certain of our unsecured indebtedness, then our counterparties could declare us in default on our interest rate swap derivative obligations resulting in an acceleration of the indebtedness. In addition, we are exposed to credit risk in the event of non-performance by our derivative counterparties. We believe we mitigate the credit risk by entering into agreements with credit-worthy counterparties. We record counterparty credit risk valuation adjustments on interest rate swap derivative assets in order to properly reflect the credit quality of the counterparty. In addition, our fair value of interest rate swap derivative liabilities is adjusted to reflect the impact of our credit quality. As of December 31, 2012, there have been no termination events or events of default related to the interest rate swaps.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Litigation
We are not presently subject to any material litigation nor, to our knowledge, is any material litigation threatened against us, which if determined unfavorably to us, would have a material effect on our condensed consolidated financial position, results of operations or cash flows.
Environmental Matters
We follow the policy of monitoring our properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at our properties, we are not currently aware of any environmental liability with respect to our properties that would have a material effect on our condensed consolidated financial position, results of operations or cash flows. Further, we are not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability at our properties that we believe would require additional disclosure or the recording of a loss contingency.
Other
Our other commitments and contingencies include the usual obligations of real estate owners and operators in the normal course of business. In our opinion, these matters are not expected to have a material effect on our condensed consolidated financial position, results of operations or cash flows.

Commitments and Contingencies
Litigation
We are not presently subject to any material litigation nor, to our knowledge, is any material litigation threatened against us, which if determined unfavorably to us, would have a material effect on our consolidated financial position, results of operations or cash flows.
Environmental Matters
We follow the policy of monitoring our properties for the presence of hazardous or toxic substances. While there can be no assurance that a material environmental liability does not exist at our properties, we are not currently aware of any environmental liability with respect to our properties that would have a material effect on our consolidated financial position, results of operations or cash flows. Further, we are not aware of any material environmental liability or any unasserted claim or assessment with respect to an environmental liability at our properties that we believe would require additional disclosure or the recording of a loss contingency.
Other
Our other commitments and contingencies include the usual obligations of real estate owners and operators in the normal course of business. In our opinion, these matters are not expected to have a material effect on our consolidated financial position, results of operations or cash flows.

Redeemable Noncontrolling Interest of Limited Partners	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest of Limited Partners
Redeemable Noncontrolling Interest of Limited Partners
As of December 31, 2012 and 2011, we owned an approximately 85.7% general partner interest in a subsidiary limited partnership. Redeemable noncontrolling interests are accounted for in accordance with ASC 480 at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the redemption value from the purchase date to the earliest redemption date are accreted using the straight-line method. Additionally, as the noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity. The carrying amount was higher than the redemption value as of December 31, 2012. The following table lists the activity of the redeemable noncontrolling interests for the years ended December 31, 2012 and 2011 (in thousands):

Amount
Balance as of December 31, 2010	$2,302
Net income attributable to noncontrolling interests	30
Distributions	(134)
Balance as of December 31, 2011	2,198
Net income attributable to noncontrolling interests	40
Distributions	(278)
Balance as of December 31, 2012	$1,960

Partners’ Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Partners' Capital
Partners’ Capital
Description of Partnership Agreement and Partnership Units
HTALP is made up of a sole general partner, HTA, and limited partners comprised of individual physician investors who exchanged their ownership interests in a medical office building for partnership units, and certain of our directors, executive officers and their affiliates, who hold LTIP units (as defined below).
As the sole general partner, HTA has the exclusive power to manage and conduct the business of HTALP.
The partnership agreement of HTALP provides that it will distribute cash flow from operations and net sales proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner determines. Except for certain LTIP units that have not reached full capital account parity, distributions are made such that a holder of one unit will receive annual distributions from HTALP in an amount equal to the annual dividends paid to the holder of one of HTA’s shares.
In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of units.
Common Stock Transactions of HTA
Offerings
On January 7, 2013, HTA commenced an equity at-the-market, or ATM, offering of Class A common stock with an aggregate sales price of up to $250.0 million. During the six months ended June 30, 2013, HTA issued and sold 11,042,934 shares, at an average price of $11.53 per share.
Dividends
On July 3, 2013, HTA paid a quarterly cash dividend of $32.5 million to Class A and B common stockholders of record on June 27, 2013.
On August 1, 2013, HTA’s Board of Directors authorized a quarterly cash dividend to be paid on October 4, 2013 to stockholders of record on September 27, 2013. This dividend of $0.14375 per share represents an annualized rate of $0.575 per share and will be paid on all Class A and B common stock.
Incentive Plan
HTA’s Amended and Restated 2006 Plan, or the Plan, permits the grant of incentive awards to employees, officers, non-employee directors, and consultants as selected by HTA’s Board of Directors or the Compensation Committee. As of June 30, 2013, there were 5,095,500 awards available for grant under the Plan.
Long Term Incentive Program of Partnership Units
For the six months ended June 30, 2013 and 2012, we recognized compensation expense of $3.1 million and $1.5 million, respectively, which was recorded in listing expenses. As of June 30, 2013, there was approximately $4.5 million of unrecognized expense associated with 450,000 units that will only vest as a result of a change in control. We will not recognize any expense associated with these units until such event occurs or is probable.
The following is a summary of activity of the LTIP units during 2013:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	2,900,000	$6.25
Granted	—	—
Vested	(2,380,700)	5.56
Forfeited	—	—
Balance as of June 30, 2013	519,300	$9.41

Restricted Common Stock
For the six months ended June 30, 2013, we recognized compensation expense of $1.5 million, of which $0.9 million was recorded in general and administrative expenses and $0.6 million was recorded in listing expenses. For the six months ended June 30, 2012, we recognized compensation expense of $6.2 million, of which $4.7 million was recorded in listing expenses, and $1.5 million was recorded in non-traded REIT expenses.
As of June 30, 2013, there was approximately $4.4 million of unrecognized compensation expense net of estimated forfeitures, related to nonvested shares of restricted common stock which will be recognized over a remaining weighted average period of 2.4 years.
The following is a summary of activity of the restricted common stock during 2013:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	376,500	$9.98
Granted	410,500	10.51
Vested	(62,500)	10.03
Forfeited	—	—
Balance as of June 30, 2013	724,500	$10.28

Partners’ Capital
Description of Partnership Agreement and Partnership Units
HTALP is made up of a sole general partner, HTA, and limited partners comprised of individual physician investors who exchanged their ownership interests in a medical office building for partnership units and certain of our directors, executive officers and their affiliates, who hold LTIP units (as defined below).
As the sole general partner, HTA has the exclusive power to manage and conduct the business of HTALP.
The partnership agreement of HTALP provides that it will distribute cash flow from operations and net sales proceeds to its partners in accordance with their overall ownership interests at such times and in such amounts as the general partner determines. Except for certain LTIP units that have not reached full capital account parity, distributions are made such that a holder of one unit will receive annual distributions from HTALP in an amount equal to the annual dividends paid to the holder of one of HTA’s shares.
In addition, for each share of common stock issued or redeemed by HTA, HTALP issues or redeems a corresponding number of units.
Common Stock Transactions of HTA
Offerings
Subsequent to December 31, 2012, HTA commenced an at-the-market offering of Class A common stock with an aggregate sales price of up to $250.0 million.
From September 20, 2006 to February 28, 2011, HTA completed two public offerings of shares of common stock for $10.00 per share. In aggregate, HTA received and accepted subscriptions in initial and follow-on offerings for 220,673,545 shares of common stock, or $2.2 billion, excluding shares of common stock issued under the DRIP.
Tender Offer
On June 6, 2012, HTA commenced a modified “Dutch Auction” cash tender offer, or the Tender Offer, to purchase up to $150.0 million in value of Class A common stock. As a result of the Tender Offer, on July 25, 2012, HTA purchased 14,850,964 shares of Class A common stock at a purchase price of $10.10 per share, for an aggregate cost of $152.9 million, including fees and expenses.
Dividend Reinvestment Plan
HTA had a dividend reinvestment plan, or DRIP, whereby stockholders could have their dividends reinvested in common stock at $9.50 per share. In connection with the Listing, HTA terminated the DRIP. For the years ended December 31, 2012, 2011 and 2010, $31.9 million, $75.9 million and $56.6 million, respectively, in dividends were reinvested and 3,362,473, 7,985,655 and 5,952,683 shares of common stock, respectively, were issued under the DRIP.
Stock Repurchase Plan
HTA had a share repurchase plan whereby stockholders could sell their shares of common stock to HTA in limited circumstances. In connection with the Listing, HTA terminated the share repurchase plan. For the year ended December 31, 2012, HTA repurchased 3,070,013 shares of common stock at an average price of $9.80 per share, for an aggregate amount of $30.1 million. For the year ended December 31, 2011, HTA repurchased 3,882,619 shares of common stock at an average price of $9.70 per share, for an aggregate amount of $37.7 million. For the year ended December 31, 2010, HTA repurchased 5,448,260 shares of common stock at an average price of $9.52 per share, for an aggregate amount of $51.9 million.
On August 6, 2012, HTA’s Board of Directors approved a new stock repurchase program to purchase up to $100.0 million of Class A common stock from time to time prior to August 5, 2014. During the year ended December 31, 2012, HTA did not repurchase any Class A common shares and $100.0 million of repurchase capacity remained available under the program.
Dividends
Subsequent to December 31, 2012, HTA paid cash dividends of $95.6 million to Class A and B common stockholders.
Subsequent to December 31, 2012, HTA’s Board of Directors authorized quarterly cash dividends of $0.14375 per share on all Class A and B common stock.
Amended and Restated 2006 Incentive Plan and 2006 Independent Directors Compensation Plan
The Amended and Restated 2006 Plan, or the Plan, permits the grant of incentive awards to employees, officers, non-employee directors, and consultants as selected by the Board of Directors or the Compensation Committee of HTA. The Plan authorizes the granting of awards in any of the following forms: options, stock appreciation rights, restricted stock, restricted or deferred stock units, performance awards, dividend equivalents, other stock-based awards, including units in the Operating Partnership, and cash-based awards. The service period is generally three or four years. Subject to adjustment as provided in the Plan, the aggregate number of shares of common stock reserved and available for issuance pursuant to awards granted under the Plan is 10,000,000. As of December 31, 2012, there were 5,512,000 shares available for grant under the Plan.
Long-Term Incentive Program of Partnership Units
On May 16, 2012, HTA’s Board of Directors’ Compensation Committee approved a long-term incentive program, or LTIP, for the benefit of HTA’s executive officers, non-employee directors and other employees selected to participate in the program. Awards under the LTIP consist of Series C units in the Operating Partnership, and are subject to the achievement of certain performance and market conditions in order to vest. These non-vested awards are entitled to certain distributions. Upon meeting certain conditions, the Series C units will be converted into common units of the Operating Partnership and may be converted into shares of HTA common stock in accordance with the Amended and Restated Limited Partnership Agreement. ASC 718 establishes accounting and reporting standards for LTIP awards. With the assistance of our independent valuation specialists, we utilized a Monte Carlo simulation to calculate the grant date fair value of the awards using the following assumptions:

2012 Assumptions
Volatility	21.25% - 22.64%
Dividend yield	5.80%
Expected term in years	0.61 - 0.82
Risk-free rate	0.436% - 0.576%
Stock price (per share)	$9.92 - $9.97

For the year ended December 31, 2012, we recognized compensation expense of $10.4 million related to grants of LTIP awards, which was recorded in listing expense in our consolidated statements of operations. As of December 31, 2012, there was $3.2 million of unrecognized expense that will be recognized over a remaining period of 0.2 years. The unrecognized expense does not include $4.5 million of expense associated with 450,000 units that will only vest as a result of a change in control of the Company. We will not recognize any expense associated with these units until such event occurs or is probable.
As of December 31, 2012, all of the LTIP units remained unvested. The following is a summary of activity of the LTIP units during 2012:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	—	$—
Granted	2,900,000	6.25
Vested	—	—
Forfeited	—	—
Balance as of December 31, 2012	2,900,000	$6.25

Restricted Common Stock and Units
Prior to the Listing, HTA issued and/or redeemed each share of restricted common stock and restricted common stock units that had been granted under the Plan at $10.00 per share. Subsequent to the Listing, the fair value of each share of restricted common stock and restricted common stock units is the closing price of HTA’s common stock on the NYSE on the proceeding day. The weighted average fair value of restricted common stock and restricted common stock units granted during the years ended December 31, 2012, 2011 and 2010 was $9.98, $10.00 and $10.00, respectively. The fair value of restricted common stock and restricted common stock units for which the restriction lapsed during the years ended December 31, 2012, 2011 and 2010 was $8.7 million, $1.6 million and $0.9 million.
In connection with awards of common shares granted by HTA to its employees under the Plan, HTALP issues to HTA an equal number of equity instruments with the same terms and conditions. For the year ended December 31, 2012, we recognized compensation expense of $7.0 million, of which $0.8 million was recorded in general and administrative expenses, $4.7 million in listing expenses and $1.5 million in non-traded REIT expenses in our consolidated statements of operations. In connection with the Listing, previously issued restricted shares of certain executives and the Board of Directors were accelerated and became fully vested. For the year ended December 31, 2011, we recognized compensation expense of $3.2 million, which was recorded in non-traded REIT expense in our consolidated statements of operations. For the year ended December 31, 2010, we recognized compensation expense of $1.3 million, which was recorded in non-traded REIT expense in our consolidated statements of operations.
As of December 31, 2012, there was approximately $3.3 million of total unrecognized compensation expense net of estimated forfeitures, related to nonvested shares of restricted common stock which will be recognized over a remaining weighted average period of 2.8 years.
The following is a summary of activity of restricted common stock and units during 2012:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	616,500	$10.00
Granted	711,500	9.98
Vested	(875,000)	9.99
Forfeited	(76,500)	10.00
Balance as of December 31, 2012	376,500	$9.98

Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
Fair Value of Financial Instruments
Financial Instruments Reported at Fair Value
Derivative Financial Instruments
Currently, we use interest rate swaps to manage interest rate risk associated with variable rate debt. The valuation of these instruments is determined with the assistance of an independent valuation specialist using a proprietary model that utilizes widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative, and observable inputs. As such, we classify these inputs as Level 2. The proprietary model reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we have determined that the majority of the inputs used to value our interest rate swap derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with these instruments utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties. However, we have assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our interest rate swap derivative positions and have determined that the credit valuation adjustments are not significant to their overall valuation. As a result, we have determined that our interest rate swap derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Assets and Liabilities at Fair Value
The table below presents our assets and liabilities measured at fair value on a recurring basis as of June 30, 2013, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$4,418	$—	$4,418
Total assets at fair value	$—	$4,418	$—	$4,418
Liabilities
Derivative financial instruments	$—	$(2,065)	$—	$(2,065)
Total liabilities at fair value	$—	$(2,065)	$—	$(2,065)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)

There have been no transfers of assets or liabilities between levels. We will record any such transfers at the end of the reporting period in which a change of event occurs that results in a transfer.
Financial Instruments Disclosed at Fair Value
We consider the carrying values of cash and cash equivalents, accounts and other receivables (net), restricted cash and escrow deposits, and accounts payable and accrued liabilities to approximate fair value for these financial instruments because of the short period of time between origination of the instruments and their expected realization. All of these financial instruments are considered Level 2. The following table sets forth the carrying value and fair value of our real estate notes receivable, tenant note receivable and debt (in thousands):

		June 30, 2013		December 31, 2012
	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,509	$20,000	$20,000
Tenant note receivable	2	3,231	3,151	3,287	3,337
Debt, net	2	1,114,204	1,140,535	1,037,359	1,087,168

Fair Value of Financial Instruments
ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement, as opposed to a transaction-specific measurement.
Fair value is defined by ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, various techniques and assumptions can be used to estimate the fair value. Financial assets and liabilities are measured using inputs from three levels of the fair value hierarchy, as follows:
Level 1 — Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 — Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).
Level 3 — Unobservable inputs, only used to the extent that observable inputs are not available, reflect our assumptions about the pricing of an asset or liability.
ASC 825, Financial Instruments, or ASC 825, requires disclosure of fair value of financial instruments in interim financial statements as well as in annual financial statements.
We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.
Financial Instruments Reported at Fair Value
Derivative Financial Instruments
Currently, we use interest rate swaps to manage interest rate risk associated with variable rate debt. The valuation of these instruments is determined with the assistance of an independent valuation specialist using a proprietary model that utilizes widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative, and observable inputs. As such, we classify these inputs as Level 2. The proprietary model reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves, foreign exchange rates, and implied volatilities. The fair values of interest rate swaps and interest rate caps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.
To comply with the provisions of ASC 820, we incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts, and guarantees.
Although we have determined that the majority of the inputs used to value our interest rate swaps and interest rate cap derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with these instruments utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties. However, we have assessed the significance of the impact of the credit valuation adjustments on the overall valuation of our interest rate swap derivative positions and have determined that the credit valuation adjustments are not significant to their overall valuation. As a result, we have determined that our interest rate swaps and interest rate cap derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.
Earnout Liability
The potential earnout liability was associated with a property that we purchased in the third quarter of 2010, which was subject to an earnout provision. Payment of the earnout was contingent on the future leasing and occupancy of the vacant space. The contingent liability was valued based on our judgment as to the probability of the predetermined formula obligating us to pay additional consideration to the seller over a 24 month period, which is Level 3 in the fair value hierarchy. During the year ended December 31, 2012, we paid the seller $0.3 million, which decreased the fair value of the potential liability to $2.2 million and the 24 month earnout period expired in August 2012. During the year ended December 31, 2011, there was no change in the fair value of the liability.
Assets and Liabilities at Fair Value
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$89	$—	$89
Total assets at fair value	$—	$89	$—	$89
Liabilities
Derivative financial instruments	$—	$(1,792)	$—	$(1,792)
Earnout liability	—	—	(2,481)	(2,481)
Total liabilities at fair value	$—	$(1,792)	$(2,481)	$(4,273)

There have been no transfers of assets or liabilities between levels. We will record any such transfers at the end of the reporting period in which a change of event occurs that results in a transfer.
Financial Instruments Disclosed at Fair Value
ASC 825 requires disclosure of the fair value of financial instruments, whether or not recognized on the face of the balance sheet. Fair value is defined under ASC 820.
Our accompanying consolidated balance sheets include the following financial instruments: real estate notes receivable (net), cash and cash equivalents, accounts and other receivables (net), restricted cash and escrow deposits, tenant note receivable, debt (net), and accounts payable and accrued liabilities.
We consider the carrying values of cash and cash equivalents, accounts and other receivables (net), restricted cash and escrow deposits, and accounts payable and accrued liabilities to approximate fair value for these financial instruments because of the short period of time between origination of the instruments and their expected realization. All of these financial instruments are considered Level 2.
The fair value of the real estate notes receivable and tenant note receivable are estimated by discounting the expected cash flows on the notes at current rates at which management believes similar loans would be made. The fair value of the debt (net) is estimated using borrowing rates available to us with similar terms and maturities.

	Fair Value	December 31, 2012		December 31, 2011
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,000	$57,459	$64,046
Tenant note receivable	2	3,287	3,337	—	—
Debt, net	2	1,037,359	1,087,168	639,149	687,862

Per Share Data	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Unit [Abstract]
Per Share Data
Per Unit Data
Diluted earnings (losses) per unit are computed based on the weighted average number of units and all potentially dilutive securities, if any. The following reconciliation is in thousands, except per unit data:

	Six Months Ended June 30,
	2013	2012
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$15,242	$(19,895)
Discontinued operations	345	267
Net income (loss) attributable to controlling interest	$15,587	$(19,628)
Denominator:
Weighted average number of units outstanding — basic	224,436	230,029
Dilutive units	—	—
Weighted average number of units outstanding — diluted	224,436	230,029
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$0.07	$(0.09)
Discontinued operations	0.00	0.00
Net income (loss) attributable to controlling interest	$0.07	$(0.09)

Per Unit Data
We report earnings (losses) per unit pursuant to ASC 260, Earnings Per Share, or ASC 260. Basic earnings (losses) per unit attributable for each of the years ended December 31, 2012, 2011 and 2010 are computed by dividing net income by the weighted average number of units outstanding during the year. Diluted earnings (losses) per unit are computed based on the weighted average number of units and all potentially dilutive securities, if any. The following reconciliation is in thousands, except per unit data:

	Year Ended December 31,
	2012	2011	2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$(24,976)	$5,143	$(8,083)
Discontinued operations	568	420	189
Net income (loss) attributable to controlling interest	$(24,408)	$5,563	$(7,894)
Denominator:
Weighted average number of units outstanding — basic	224,681	224,056	165,715
Dilutive units	—	—	—
Weighted average number of units outstanding — diluted	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$(0.11)	$0.02	$(0.05)
Discontinued operations	0.00	0.00	0.00
Net income (loss) attributable to controlling interest	$(0.11)	$0.02	$(0.05)

Supplemental Cash Flow Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
The following is the supplemental cash flow information for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Interest paid	$18,674	$19,531
Income taxes paid	604	621

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,991	$(3,795)
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Real estate investments	$—	$43,497
Real estate notes receivable	—	(37,403)
Intangible assets	—	10,503
Accounts payable and accrued liabilities	—	16,597
Financing Activities:
Issuance of units under the DRIP	$—	$31,916
Distributions declared, but not paid, including units issued under the DRIP	32,493	11,284
Offering costs transferred to partners’ capital	1,187	—

Supplemental Cash Flow Information
The following is the supplemental cash flow information for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$38,560	$38,288	$30,438
Income taxes paid	1,090	1,045	345

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,575	$5,448	$2,768
Note receivable included in the consideration for the acquisition of a building	37,264	—	—
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Debt, net	$—	$6,657	$190,294
Net change in security deposits, prepaid rent and other liabilities	—	—	14,552
Issuance of units in connection with an acquisition	—	—	1,557
Financing Activities:
Issuance of units under the DRIP	$31,916	$75,864	$56,551
Distributions declared, but not paid, including units issued under the DRIP	30,959	14,120	12,317
Adjustment to redeemable noncontrolling interests	—	—	(275)

Future Minimum Rent	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Future Minimum Rent
Future Minimum Rent
Rental Income
We have operating leases with tenants that expire at various dates through 2037 and in some cases subject to scheduled fixed increases or adjustments based on the consumer price index. Generally, the leases grant tenants renewal options. Leases also provide for additional rents based on certain operating expenses. Future minimum rent contractually due under operating leases, excluding tenant reimbursements of certain costs, as of December 31, 2012 for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$228,236
2014	215,606
2015	201,224
2016	185,694
2017	164,542
Thereafter	749,786
Total	$1,745,088

A certain amount of our rental income is from tenants with leases which are subject to contingent rent provisions. These contingent rents are subject to the tenant achieving periodic revenues in excess of specified levels. For the years ended December 31, 2012, 2011 and 2010, the amount of contingent rent earned by us was not significant.
Rental Expense
We have ground leases and other operating leases with landlords that generally require fixed annual rental payments and may also include escalation clauses and renewal options. These leases have terms up to 99 years, excluding extension options. Operating lease obligations also include our corporate and regional offices. Future minimum lease obligations under non-cancelable ground leases and other operating leases as of December 31, 2012 for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$3,751
2014	3,772
2015	3,573
2016	3,377
2017	3,409
Thereafter	270,001
Total	$287,883

During the years ended December 31, 2012, 2011 and 2010, rental expense was $4.2 million, $3.6 million and $2.4 million, respectively. The amount of contingent rent and sublease rent was not significant.

Concentration of Credit Risk	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration of Credit Risk
Concentration of Credit Risk
For the years ended December 31, 2012, 2011, and 2010, none of our tenants at our consolidated properties accounted for 10% or more of our aggregate annual rental income.
As of December 31, 2012, we had bank cash balances of $3.4 million in excess of Federal Deposit Insurance Corporation insured limits. Our concentration of credit risk with respect to accounts receivable from tenants is limited. We perform credit evaluations of prospective tenants, and security deposits are obtained upon lease execution. In addition, we evaluate tenants in connection with the acquisition of a property.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Transition: Self-Management
Prior to our transition to a self-managed company, we were externally advised pursuant to an advisory agreement with our former advisor that expired in September 2009. On October 18, 2010, we and our former advisor and certain of its affiliates entered into a redemption, termination and release agreement, or the Redemption Agreement. Pursuant to the Redemption Agreement, we purchased the limited partner interest, including all rights with respect to a subordinated distribution upon the occurrence of specified liquidity events and other rights held by our former advisor, for $8.0 million, of which $7.3 million is reflected in our consolidated statement of operations for the year ended December 31, 2010. In addition, pursuant to the Redemption Agreement the parties resolved all monetary claims and other matters between them, and entered into certain mutual and other releases of the parties. We believe that the execution of the Redemption Agreement represented the final stage of our successful separation from our former advisor.
Liquidity Stage
Disposition Fee
We paid no disposition fees to our former advisor under the terms of the Advisory Agreement. In addition, we have no obligation to pay any disposition fees to our former advisor in the future.
Subordinated Participation Interest
Pursuant to the terms of the partnership agreement for our operating partnership, as amended on November 14, 2008, our former advisor had the right to receive a subordinated distribution upon the occurrence of certain liquidity events based on the value of our assets owned at the time the Advisory Agreement was terminated plus any assets acquired after such termination for which our former advisor received an acquisition fee. On October 18, 2010, this right was purchased along with our former advisor’s units pursuant to the Redemption Agreement as discussed above. As a result, our former advisor no longer has the right to receive any subordinated distributions.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

	Balance at Beginning of Period	Charged to Expenses	Adjustments to Valuation Accounts	Deductions	Balance at End of Period
2010 - Allowance for doubtful accounts	$1,222	$1,022	$—	$(318)	$1,926
2011 - Allowance for doubtful accounts	1,926	1,447	—	(1,875)	1,498
2012 - Allowance for doubtful accounts	1,498	1,064	—	(394)	2,168

Schedule III Real Estate Investments and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
SCHEDULE III — REAL ESTATE INVESTMENTS ANDACCUMULATED DEPRECIATION
The following schedule presents our total real estate investments and accumulated depreciation for our operating properties as of December 31, 2012 (in thousands):

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Southpointe Office Parke and Epler Parke (Medical Office)	Indianapolis, IN	$12,008	$3,746	$14,476	$758	$3,746	$15,234	$18,980	(3,185)	1991-2002	1/2007	39
Crawfordsville Medical Office Park and Athens Surgery Center (Medical Office)	Crawfordsville, IN	4,158	699	5,474	150	699	5,624	6,323	(1,151)	1998-2000	1/2007	39
The Gallery Professional Building (Medical Office)	St. Paul, MN	5,873	1,157	5,009	3,188	1,157	8,197	9,354	(2,115)	1979	3/2007	39
Lenox Office Park, Building G (Office)	Memphis, TN	11,735	1,670	13,626	(853)	1,670	12,773	14,443	(2,300)	2000	3/2007	39
Commons V Medical Office Building (Medical Office)	Naples, FL	9,376	4,173	9,070	178	4,173	9,248	13,421	(1,567)	1991	4/2007	39
Yorktown Medical Center and Shakerag Medical Center (Medical Office)	Peachtree City and Fayetteville, GA	13,091	3,545	15,792	2,622	3,545	18,414	21,959	(3,506)	1987-1994	5/2007	39
Thunderbird Medical Plaza (Medical Office)	Glendale, AZ	13,357	3,842	19,680	3,253	3,842	22,933	26,775	(4,676)	1975-1987	5/2007	39
Triumph Hospital Northwest and Triumph Hospital Southwest (Healthcare Related Facility)	Houston and Sugarland, TX	—	3,047	28,550	238	3,047	28,788	31,835	(6,443)	1986-1989	6/2007	39
Gwinnett Professional Center (Medical Office)	Lawrenceville, GA	5,200	1,290	7,246	1,090	1,290	8,336	9,626	(1,610)	1985	7/2007	39
1 and 4 Market Exchange (Medical Office)	Columbus, OH	10,093	2,326	17,208	1,165	2,326	18,373	20,699	(2,664)	2001-2003	8/2007	39
Kokomo Medical Office Park (Medical Office)	Kokomo, IN	8,147	1,779	9,613	358	1,779	9,971	11,750	(2,096)	1992-2003	8/2007	39
St. Mary Physicians Center (Medical Office)	Long Beach, CA	—	1,815	10,242	212	1,815	10,454	12,269	(1,512)	1992	9/2007	39
2750 Monroe Boulevard (Office)	Valley Forge, PA	—	2,323	22,631	5,423	2,323	28,054	30,377	(4,228)	1985	9/2007	39
East Florida Senior Care Portfolio (Healthcare Related Facility)	Jacksonville, Winter Park and Sunrise, FL	—	10,078	34,870	1	10,078	34,871	44,949	(8,449)	1985-1989	9/2007	39
Northmeadow Medical Center (Medical Office)	Roswell, GA	—	1,245	9,109	148	1,245	9,257	10,502	(1,817)	1999	11/2007	39
Tucson Medical Office Portfolio (Medical Office)	Tucson, AZ	—	1,309	17,574	686	1,309	18,260	19,569	(3,350)	1970-1994	11/2007	39
Lima Medical Office Portfolio (Medical Office)	Lima, OH	—	701	19,052	780	701	19,832	20,533	(3,654)	1920-2004	12/2007	39
Highlands Ranch Park Plaza (Medical Office)	Highlands Ranch, CO	8,114	2,240	10,426	1,370	2,240	11,796	14,036	(2,325)	1983-1985	12/2007	39
Park Place Office Park (Medical Office)	Dayton, OH	—	1,987	11,341	1,182	1,987	12,523	14,510	(2,710)	1987-2002	12/2007	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Chesterfield Rehabilitation Center (Medical Office)	Chesterfield, MO	—	4,212	27,901	770	4,313	28,570	32,883	(4,112)	2007	12/2007	39
Medical Portfolio 1 (Medical Office)	Overland, KS and Largo, Brandon, and Lakeland, FL	21,439	4,206	28,373	2,244	4,206	30,617	34,823	(5,493)	1978-1997	2/2008	39
Fort Road Medical Building (Medical Office)	St. Paul, MN	—	1,571	5,786	421	1,571	6,207	7,778	(1,004)	1981	3/2008	39
Liberty Falls Medical Plaza (Medical Office)	Township, OH	—	842	5,640	624	842	6,264	7,106	(1,258)	2008	3/2008	39
Cypress Station Medical Office Building (Medical Office)	Houston, TX	—	1,345	8,312	634	1,345	8,946	10,291	(1,559)	1981-2006	3/2008	39
Vista Professional Center (Medical Office)	Lakeland, FL	—	1,082	3,588	96	1,082	3,684	4,766	(772)	1996-1998	3/2008	39
Senior Care Portfolio 1 (Healthcare Related Facility)	Arlington, Galveston, Port Arthur and Texas City, TX and Lomita and El Monte, CA	—	4,871	30,002	—	4,871	30,002	34,873	(4,419)	1959-1994	Various	39
Amarillo Hospital (Healthcare Related Facility)	Amarillo, TX	—	1,110	17,688	5	1,110	17,693	18,803	(2,322)	2007	5/2008	39
5995 Plaza Drive (Office)	Cypress, CA	14,644	5,109	17,961	342	5,109	18,303	23,412	(3,022)	1986	5/2008	39
Nutfield Professional Center (Medical Office)	Derry, NH	9,169	1,075	10,320	420	1,075	10,740	11,815	(1,389)	1963-1996	6/2008	39
SouthCrest Medical Plaza (Medical Office)	Stockbridge, GA	10,917	4,259	14,636	261	4,259	14,897	19,156	(2,918)	2005-2006	6/2008	39
Medical Portfolio 3 (Medical Office)	Indianapolis, IN	—	9,355	70,259	8,947	9,355	79,206	88,561	(15,646)	1988-1996	6/2008	39
Academy Medical Center (Medical Office)	Tucson, AZ	3,166	1,193	6,106	1,154	1,193	7,260	8,453	(1,384)	1975-1985	6/2008	39
Decatur Medical Plaza (Medical Office)	Decatur, GA	—	3,166	6,862	348	3,166	7,210	10,376	(1,142)	1976	6/2008	39
Medical Portfolio 2 (Medical Office)	O’Fallon and St. Louis, MO and Keller and Wichita Falls, TX	24,609	5,360	33,506	787	5,360	34,293	39,653	(5,768)	1957-2006	Various	39
Renaissance Medical Centre (Medical Office)	Bountiful, UT	18,989	3,701	24,442	173	3,701	24,615	28,316	(2,988)	2004	6/2008	39
Oklahoma City Medical Portfolio (Medical Office)	Oklahoma City, OK	—	—	25,976	1,945	—	27,921	27,921	(3,950)	1991-2007	9/2008	39
Medical Portfolio 4 (Medical Office)	Phoenix, AZ, Parma and Jefferson West, OH, and Waxahachie, Greenville, and Cedar Hill, TX	7,508	2,632	38,652	2,274	2,632	40,926	43,558	(6,063)	1972-2007	Various	39
Mountain Empire Portfolio (Medical Office)	Kingsport and Bristol, TN and Pennington Gap and Norton, VA	—	804	20,149	1,004	804	21,153	21,957	(4,286)	1976-2007	9/2008	39
Mountain Plains — TX (Medical Office)	San Antonio and Webster, TX	—	1,248	34,857	141	1,248	34,998	36,246	(4,695)	1998-2006	12/2008	39
Marietta Health Park (Medical Office)	Marietta, GA	7,200	1,276	12,197	415	1,276	12,612	13,888	(2,000)	2000	12/2008	39
Wisconsin Medical Portfolio 1	Milwaukee, WI	—	1,980	26,032	—	1,980	26,032	28,012	(4,533)	1964-2007	2/2009	39
Wisconsin Medical Portfolio 2	Franklin, WI	9,704	1,574	31,655	—	1,574	31,655	33,229	(4,542)	2001-2004	5/2009	39
Greenville Hospital Portfolio	Greenville, SC	69,370	3,952	135,776	1,642	3,949	137,421	141,370	(13,182)	1974-2009	9/2009	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Mary Black Medical Office Building	Spartanburg, SC	—	—	12,523	(3)	—	12,520	12,520	(1,433)	2006	12/2009	39
Hampden Place Medical Office Building	Englewood, CO	—	3,032	12,553	(78)	3,032	12,475	15,507	(1,380)	2004	12/2009	39
Dallas LTAC Hospital	Dallas, TX	—	2,301	20,627	—	2,301	20,627	22,928	(1,805)	2007	12/2009	39
Smyth Professional Building	Baltimore, MD	—	—	7,760	31	—	7,791	7,791	(926)	1984	12/2009	39
Atlee Medical Portfolio	Coriscana, TX and Ft. Wayne, IN and San Angelo, TX	—	—	17,267	—	—	17,267	17,267	(1,765)	2007-2008	12/2009	39
Denton Medical Rehabilitation Hospital	Denton, TX	—	2,000	11,704	—	2,000	11,704	13,704	(1,207)	2008	12/2009	39
Banner Sun City Medical Portfolio	Sun City, AZ and Sun City West, AZ	—	744	70,035	2,841	744	72,876	73,620	(10,729)	1971-2004	12/2009	39
Camp Creek	Atlanta, GA	—	2,022	12,965	(195)	2,022	12,770	14,792	(1,701)	2006	3/2010	39
King Street	Jacksonville, GA	5,927	—	7,232	(70)	—	7,162	7,162	(631)	2007	3/2010	39
Deaconess Evansville Clinic Portfolio	Evansville, IN	20,519	2,109	36,180	46	2,109	36,226	38,335	(3,566)	1952-2006	3/2010	39
Sugar Land II Medical Office Building	Sugar Land, TX	—	—	9,648	85	—	9,733	9,733	(1,182)	1999	3/2010	39
East Cooper Medical Center	Mount Pleasant, SC	—	2,073	5,939	110	2,073	6,049	8,122	(743)	1992	3/2010	39
Pearland Medical Portfolio	Pearland, TX	—	1,602	7,017	69	1,602	7,086	8,688	(925)	2003-2007	3/2010	39
Hilton Head Medical Portfolio	Hilton Head Island, SC	—	1,333	7,463	(1)	1,333	7,462	8,795	(704)	1996-2010	3/2010	39
NIH @ Triad Technology Center	Baltimore, MD	11,630	—	26,548	—	—	26,548	26,548	(2,005)	1989	3/2010	39
Federal North Medical Office Building	Pittsburgh, PA	—	2,489	30,268	54	2,489	30,322	32,811	(2,373)	1999	4/2010	39
Balfour Concord Portfolio	Denton,TX and Lewisville,TX	—	452	11,384	—	452	11,384	11,836	(990)	2000	6/2010	39
Cannon Park Place	Charleston, SC	—	425	8,651	12	425	8,663	9,088	(630)	1998	6/2010	39
7900 Fannin	Houston, TX	22,152	—	34,764	100	—	34,864	34,864	(2,545)	2005	6/2010	39
Overlook at Eagle’s Landing	Stockbridge, GA	5,237	638	6,685	34	638	6,719	7,357	(607)	2004	7/2010	39
Sierra Vista Medical Office Building	San Luis Obispo, CA	—	—	11,900	1,468	—	13,368	13,368	(1,036)	2009	8/2010	39
Orlando Medical Portfolio	Orlando, FL	—	—	14,226	520	—	14,746	14,746	(1,188)	1998-2000	9/2010	39
Santa Fe Medical Portfolio	Sante Fe, NM	3,421	1,539	11,716	29	1,539	11,745	13,284	(928)	1978-2010	9/2010	39
Rendina Medical Portfolio	Las Vegas, NV and Poughkeepsie, NY and St. Louis, MO and Tucson, AZ and Wellington, FL	18,280	—	68,488	1,610	—	70,098	70,098	(4,850)	2006-2008	9/2010	39
Allegheny HQ Building	Pittsburgh, PA	25,694	1,514	32,368	356	1,514	32,724	34,238	(2,157)	2002	10/2010	39
Raleigh Medical Center	Raleigh, NC	—	1,281	12,530	820	1,281	13,350	14,631	(1,064)	1989	11/2010	39
Columbia Medical Portfolio	Albany, NY, and Latham, NY, and Temple Terrace, FL, Carmel NY, and N. Adams, MA	70,732	9,567	160,696	764	9,567	161,460	171,027	(10,720)	1964-2007	11/2010	39

			Initial Cost to Company		Cost Capitalized Subsequent to Acquisition (a)	Gross Amount at Which Carried at Close of Period
		Encumbrances	Land	Buildings, Improvements and Fixtures		Land	Buildings, Improvements and Fixtures	Total (b)	Accumulated Depreciation(d)	Date of Construction	Date Acquired	Life on Which Building Depreciation in Income Statement is Computed (e)
Florida Orthopedic ASC	Temple Terrace, FL	—	752	4,211	—	752	4,211	4,963	(322)	2001	12/2010	39
Select Medical LTACH	Augusta, GA and Dallas, TX and Orlando, FL, and Tallahassee, FL	—	12,719	76,186	—	12,719	76,186	88,905	(4,764)	2006-2007	12/2010	39
Phoenix MOB Portfolio	Phoenix, AZ	26,497	1,058	31,865	1,196	1,058	33,061	34,119	(2,585)	1989-2004	12/2010	39
Medical Park of Cary	Cary, NC	—	2,931	19,855	373	2,931	20,228	23,159	(1,641)	1996	12/2010	39
Holston Medical Portfolio	Bristol, TN	—	492	16,374	81	492	16,455	16,947	(1,215)	1983	3/2011	38
Desert Ridge Portfolio	Phoenix, AZ	—	—	27,738	120	—	27,858	27,858	(1,159)	2004-2006	10/2011	39
St. John Providence Medical Office Building	Novi, MI	—	—	42,371	—	—	42,371	42,371	(1,642)	2007	1/2012	39
Camp Creek III	Atlanta, GA	—	939	6,723	—	939	6,723	7,662	(233)	2010	1/2012	39
Penn Avenue	Pittsburgh, PA	—	1,774	38,921	34	1,774	38,955	40,729	(1,158)	1907	3/2012	39
Steward Medical Portfolio	Boston, MA	—	—	88,208	359	2,106	86,461	88,567	(2,292)	1930-2011	3/2012	31
Rush LLC	Oak Park, IL	—	1,096	38,550	—	1,096	38,550	39,646	(551)	2000	8/2012	38
Forest Park Pavilion	Dallas, TX	—	9,670	11,152	—	9,670	11,152	20,822	—	2010	12/2012	39

Total		$507,956	$181,447	$1,988,956	$57,361	$183,651	$2,044,113	$2,227,764	$(235,157)

(a) The cost capitalized subsequent to acquisition is net of dispositions.
(b) The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$1,971,254	$1,902,586	$1,206,478
Acquisitions	239,403	55,017	683,055
Additions	18,761	19,157	13,358
Dispositions	(1,654)	(5,506)	(305)
Balance as of the end of the year	$2,227,764	$1,971,254	$1,902,586

(c)	The aggregate cost of our real estate for federal income tax purposes was $2.6 billion.

(d)	The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$164,783	$105,123	$56,689
Additions	72,028	65,158	48,737
Dispositions	(1,654)	(5,498)	(303)
Balance as of the end of the year	$235,157	$164,783	$105,123

(e) Tenant improvements are depreciated over the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment are depreciated over five years.

Schedule IV - Mortgage Loans On Real Estate Assets	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE ASSETS
SCHEDULE IV - MORTGAGE LOANS ON REAL ESTATE ASSETS

The following is a summary of our mortgage loans receivable as of December 31, 2012 (in thousands):

Mortgage Loans	Description	Security	Interest Rate		Maturity Date	Periodic Payment Terms	Face Amount of Mortgages	Carrying Amount of Mortgages
MacNeal Hospital Medical Office Building Berwyn, Illinois	Medical Office Building	Property	10.95%	(1)	5/1/2013	(3)	$7,500	$7,500
MacNeal Hospital Medical Office Building Berwyn, Illinois	Medical Office Building	Property	10.95	(1)	5/1/2013	(3)	7,500	7,500
St. Luke’s Medical Office Building Phoenix, Arizona	Medical Office Building	Property	10.85	(2)	5/1/2013	(3)	3,750	3,750
St. Luke’s Medical Office Building Phoenix, Arizona	Medical Office Building	Property	10.85	(2)	5/1/2013	(3)	1,250	1,250
Total							$20,000	$20,000
_______________________________________

(1)	The effective interest rate based on the purchase price of these notes is 14.60% as of December 31, 2012.

(2)	The effective interest rate based on the purchase price of these notes is 14.47% as of December 31, 2012.

(3)	Interest only, with principal due on maturity.
The following shows changes in the carrying amounts of mortgage loans receivable during the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance as of the beginning of the year	$57,459	$57,091	$54,763
Additions:
Amortization of discount and capitalized loan costs, net	—	368	2,328
Deductions:
Mortgage loan included in the consideration for the acquisition of a building	(37,264)	—	—
Write-off of capitalized closing costs	(195)	—	—
Balance as of the end of the year	$20,000	$57,459	$57,091

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying condensed consolidated financial statements include our accounts, our subsidiaries and any consolidated variable interest entities. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.

Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements our accounts, our subsidiaries and any consolidated variable interest entities, or VIEs, as defined in the Financial Accounting Standards Board, or the FASB, Accounting Standard Codification, or ASC, 810, Consolidation, or ASC 810. All inter-company balances and transactions have been eliminated in the consolidated financial statements. We operate in a structure in which our limited liability company subsidiaries own all of the properties acquired on our behalf. Because we are either the sole or majority owners of our subsidiaries and have sole or majority control over management and retain major operating decision-making ability, the accounts of our subsidiaries are consolidated.

Use of Estimates
Use of Estimates
The preparation of our consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. These estimates are made and evaluated on an ongoing basis using information that is currently available as well as various other assumptions believed to be reasonable under the circumstances. Actual results could differ from those estimates, perhaps in adverse ways, and those estimates could be different under different assumptions or conditions.

Cash and Cash Equivalent		Cash and Cash Equivalents Cash and cash equivalents consist of all highly liquid investments with a maturity of three months or less when purchased.
Restricted Cash
Restricted Cash
Restricted cash is comprised of impound reserve accounts for property taxes, insurance, capital improvements and tenant improvements as well as collateral accounts for debt and interest rate swaps.

Revenue Recognition
In accordance with ASC 840, Leases, or ASC 840, minimum annual rental revenue is recognized on a straight-line basis over the term of the related lease (including rent holidays). Differences between rental income recognized and amount contractually due under the lease agreements will be credited or charged, as applicable, to deferred rent receivables. Tenant reimbursement revenue, which is comprised of additional amounts recoverable from tenants for common area maintenance expenses and certain other recoverable expenses, is recognized as revenue in the period in which the related expenses are incurred. Tenant reimbursements are recognized and presented in accordance with ASC 605-45, Revenue - Principal Agent Considerations. This guidance requires that these reimbursements be recorded on a gross basis, as we are generally the primary obligor with respect to purchasing goods and services from third-party suppliers, have discretion in selecting the supplier, and have credit risk. We recognize lease termination fees if there is a signed termination letter agreement, all of the conditions of the agreement have been met, and the tenant is no longer occupying the property. Rental income is reported net of amortization recorded on lease inducements.

Tenant Receivables and Allowance for Uncollectible Accounts
Tenant receivables and straight-line rent receivables are carried net of the allowances for uncollectible amounts. An allowance is maintained for estimated losses resulting from the inability of certain tenants to meet the contractual obligations under their leases. We maintain an allowance for straight-line rent receivables arising from the straight-lining of rents. Such allowance is charged to bad debt expense which is included in general and administrative expense on our accompanying consolidated statements of operations. Our determination of the adequacy of these allowances is based primarily upon evaluations of historical loss experience, the tenant’s financial condition, security deposits, letters of credit, lease guarantees and current economic conditions and other relevant factors.

Purchase Price Allocation
Purchase Price Allocation
In accordance with ASC 805, Business Combinations, or ASC 805, we, with the assistance of independent valuation specialists, allocate the purchase price of completed acquisitions to tangible and identified intangible assets and liabilities based on their respective fair values. The allocation to tangible assets (building and land) is based upon our determination of the value of the property as if it were to be replaced and vacant using discounted cash flow models similar to those used by market participants. Factors considered by us include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. Additionally, the purchase price of the applicable completed acquisition property is allocated to above or below market leases, above or below market leasehold interests, in place leases, tenant relationships, above or below market debt assumed and any contingent consideration.
The value allocable to above or below market leases is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be received pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be received using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leases are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental income over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The value allocable to above or below market leasehold interests is determined based upon the present value (using a discount rate which reflects the risks associated with the acquired leases) of the difference between: (1) the contractual amounts to be paid pursuant to the lease over its remaining term, and (2) our estimate of the amounts that would be paid using fair market rates over the remaining term of the lease including any bargain renewal periods. The amounts allocated to above market leasehold interests are included in identified intangible liabilities, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to below market leasehold interests are included in identified intangible assets, net in our accompanying consolidated balance sheets and amortized to rental expense over the remaining non-cancelable lease term plus any below market renewal options of the acquired leases with each property.
The total amount of other intangible assets acquired is further allocated to in place leases and tenant relationships based on our evaluation of the specific characteristics of each tenant’s lease and our overall relationship with that respective tenant. Characteristics considered by us in allocating these values include the nature and extent of the credit quality and expectations of lease renewals, among other factors. The amounts allocated to in place leases are included in identified intangible assets, net in our accompanying consolidated balance sheets and will be amortized over the average remaining non-cancelable lease term of the acquired leases with each property. The amounts allocated to tenant relationships are included in identified intangible assets, net in our accompanying consolidated balance sheets and are amortized over the average remaining non-cancelable lease term of the acquired leases plus a market lease term.
The value allocable to above or below market debt is determined based upon the present value of the difference between the cash flow stream of the assumed mortgage and the cash flow stream of a market rate mortgage. The amounts allocated to above or below market debt are included in debt, net on our accompanying consolidated balance sheets and are amortized to interest expense over the remaining term of the assumed debt.
These allocations are subject to change based on information received within one year of the purchase related to one or more events identified at the time of purchase which confirm the value of an asset or liability received in an acquisition of property.
In accordance with the provisions of ASC 805, we expense acquisition-related costs for acquisitions.

Real Estate Investments
Real Estate Investments
Operating properties are carried at the lower of historical cost less accumulated depreciation or fair value less costs to sell. The cost of operating properties includes the cost of land and completed buildings and related improvements. Expenditures that increase the service life of properties are capitalized and the cost of maintenance and repairs is charged to expense as incurred. The cost of buildings is depreciated on a straight-line basis over the estimated useful lives of the buildings up to 39 years and for tenant improvements, the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment is depreciated over five years. When depreciable property is retired, replaced or disposed of, the related costs and accumulated depreciation are removed from the accounts and any gain or loss is reflected in operations.

Investment in Real Estate Held-for-Sale
Real Estate Held-for-Sale
We evaluate the held-for-sale classification of our owned real estate each quarter. Assets that are classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding period, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. Assets are generally classified as held-for-sale once management commits to a plan to sell the properties and has determined that the sale of the asset is probable and transfer of the asset is expected to occur within one year. The results of operations of these real estate properties are reflected as discontinued operations in all periods reported, and the properties are presented separately on our balance sheet at the lower of their carrying value or their fair value less costs to sell. As of December 31, 2012, we determined that no real estate within our portfolio should be classified as held-for-sale. Subsequent to December 31, 2012, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. Refer to Note 7, Assets Held for Sale and Discontinued Operations for further discussion.

Recoverability of Real Estate Investments
Recoverability of Real Estate Investments
Operating properties are evaluated for potential impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Impairment losses are recorded when indicators of impairment are present and the carrying amount of the asset is greater than the sum of the future undiscounted cash flows expected to be generated by that asset. We would recognize an impairment loss to the extent the carrying amount exceeded the fair value of the property. The fair value is based on discounted cash flow analyses, which involve management’s best estimate of market participants’ holding periods, market comparables, future occupancy levels, rental rates, capitalization rates, lease-up periods, and capital requirements. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.

Real Estate Notes Receivable
Real Estate Notes Receivable
We evaluate the carrying values of real estate notes receivable on an individual basis. Management periodically evaluates the realizability of future cash flows from real estate notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the real estate notes receivable may not be recoverable. An impairment loss is recognized in current period earnings and is calculated as the difference between the carrying amount of the real estate notes receivable and the discounted cash flows expected to be received, or if foreclosure is probable, the fair value of the collateral securing the real estate notes receivable. For the years ended December 31, 2012, 2011 and 2010, there were no impairment losses.

Derivative Financial Instruments
Derivative Financial Instruments
We are exposed to the effect of interest rate changes in the normal course of business. We seek to mitigate these risks by following established risk management policies and procedures which include the occasional use of derivatives. Our primary strategy in entering into derivative contracts is to add stability to interest expense and to manage our exposure to interest rate movements. We utilize derivative instruments, including interest rate swaps and caps, to effectively convert a portion of our variable rate debt to fixed rate debt. We do not enter into derivative instruments for speculative purposes.
Derivatives are recognized as either assets or liabilities in our consolidated balance sheets and are measured at fair value in accordance with ASC 815, Derivatives and Hedging, or ASC 815. Since our derivative instruments are not designated as hedge instruments, they do not qualify for hedge accounting under ASC 815, and accordingly, changes in fair value are included as a component of interest expense in our consolidated statements of operations in the period of change.

Fair Value Measurements
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures, or ASC 820, defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. ASC 820 emphasizes that fair value is a market-based measurement and is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 13, Fair Value of Financial Instruments for further discussion.

Receivables and Other Assets
Receivables and Other Assets
Other assets consist of accounts and other receivables, tenant note receivable, deferred financing costs, deferred leasing costs, lease inducements, straight-line rent receivables and prepaid expenses, deposits and other. Deferred financing costs include amounts paid to lenders and others to obtain financing and are amortized to interest expense on a straight-line basis over the term of the related loan which approximates the effective interest method. Deferred leasing costs are amounts incurred in executing a lease, both for external broker and marketing costs, plus a portion of internal leasing related costs. Deferred leasing costs are amortized on a straight-line basis method over the term of the applicable lease. Deferred leasing costs are included in operating activities in our consolidated statements of cash flows. Lease inducements are amortized on a straight-line basis against rental income over the term of the applicable lease. Management periodically evaluates the realizability of future cash flows from tenant notes receivable when events or circumstances, such as the non-receipt of principal and interest payments and/or significant deterioration of the financial condition of the borrower, indicate that the carrying amount of the tenant notes receivable may not be recoverable. An impairment charge is recognized in current period earnings and is calculated as the difference between the carrying amount of the tenant notes receivable and the discounted cash flows expected to be received.

Redeemable Noncontrolling Interests of Limited Partners
Redeemable Noncontrolling Interests of Limited Partners
Redeemable noncontrolling interests relate to the interests in our consolidated entities that are not wholly owned by us. As these redeemable noncontrolling interests provide for redemption features not solely within the control of the issuer, we classify such interests outside of permanent equity in accordance with ASC 480, Distinguishing Liabilities from Equity, or ASC 480.

Listing Expenses
Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.

Listing Expenses
On June 6, 2012, HTA listed its Class A common stock on the New York Stock Exchange, or the NYSE, under the symbol “HTA,” or the Listing. The expenses primarily included professional fees, other previously deferred offering costs and share-based compensation expense. The Listing has enabled HTALP to expand its access to capital markets and obtain additional sources of capital for new acquisitions.

Income Taxes
Income Taxes
As a partnership, the allocated share of our income is included in the income tax returns of the general partner and limited partners. Accordingly, no accounting for income taxes is required in the accompanying consolidated financial statements. We may be subject to certain state or local taxes on its income and property.
ASC 740, Income Taxes requires us to recognize, measure, present and disclose in our consolidated financial statements uncertain tax positions that we have taken or expect to take on. We do not have any liability for uncertain tax positions that we believe should be recognized in our consolidated financial statements.

Segment Disclosure
Segment Disclosure
ASC 280, Segment Reporting establishes standards for reporting financial and descriptive information about an enterprise’s reportable segments. We have determined that we have one reportable segment, with activities related to investing in medical office buildings, healthcare-related facilities, commercial office properties and other real estate-related assets. Our investments in real estate and other real estate-related assets are geographically diversified and our chief operating decision maker evaluates operating performance on an individual asset level. As each of our assets has similar economic characteristics, tenants, and products and services, our assets have been aggregated into one reportable segment.

Recently Issued Accounting Pronouncements
Recently Issued or Adopted Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board, or the FASB, issued Accounting Standards Update, or ASU, 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We adopted ASU 2011-11 and ASU 2013-01 in fiscal 2013 and have reflected the adoption in our disclosures to our interim condensed consolidated financial statements.

Recently Issued or Adopted Accounting Pronouncements
In May 2011, the FASB issued Accounting Standards Update, or ASU, 2011-04, Fair Value Measurement (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, or ASU 2011-04, which amends existing guidance to provide common fair value measurements and related disclosure requirements between GAAP and International Financial Reporting Standards. Additional disclosure requirements in the amendment include: (1) for Level 3 fair value measurements, a description of the valuation processes used by the entity and a discussion of the sensitivity of the fair value measurements to changes in unobservable inputs; (2) discussion of the use of a non-financial asset that differs from the asset’s highest and best use; and (3) the level of the fair value hierarchy of financial instruments for items that are not measured at fair value but for which disclosure of fair value is required. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011, with early adoption not permitted. We adopted ASU 2011-04 in fiscal 2012 and have reflected the adoption in our disclosures to the consolidated financial statements.
In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350) - Testing Indefinite-Lived Intangible Assets for Impairment, or ASU 2012-02, which allows an entity to use a qualitative approach to test indefinite-lived intangible assets for impairment. ASU 2012-02 is effective for interim and annual impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. We evaluated this topic and determined it will not have a material impact to our consolidated financial statements as we do not have any indefinite-lived intangible assets.
In January 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 210) - Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, or ASU 2013-01, which clarifies the scope of ASU 2011-11, Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 requires entities to disclose both gross and net information about derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse purchase agreements and securities borrowing and securities lending transactions that are subject to an agreement similar to a master netting arrangement. Entities are required to apply these disclosures for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity must provide the disclosures required by those amendments retrospectively for all comparative periods presented. We will adopt ASU 2011-11 and ASU 2013-01 in fiscal 2013 and determined that the impact on the derivative disclosures is not expected to be material to our consolidated financial statements.

Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The aggregate purchase price of the 2013 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$3,772
Building and improvements	72,235
Above market leases	77
In place leases	12,288
Tenant relationships	6,063
Below market leases	(296)
Aggregate purchase price	$94,139

For the year ended December 31, 2011, we completed four acquisitions for an aggregate purchase price of $68.3 million, in addition to closing costs attributable to these acquisitions of $0.9 million. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$945
Building and improvements	54,072
Below market leasehold interests	603
Above market leases	209
In place leases	7,671
Tenant relationships	4,691
Below market leases	(149)
Above market debt	(76)
Net assets acquired	67,966
Other liability	348
Aggregate purchase price	$68,314
The aggregate purchase price of the 2012 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$13,479
Building and improvements	225,924
Below market leasehold interests	3,284
Above market leases	4,199
In place leases	27,136
Tenant relationships	22,100
Below market leases	(1,472)
Net assets acquired	294,650
Other liability	287
Aggregate purchase price	$294,937

Business Combination, Revenues and Gains Since Acquisition
We recorded the below revenues and net income (loss) for the year ended December 31, 2012 related to the 2012 acquisitions and for the year ended December 31, 2011 related to the 2011 acquisitions (in thousands):

	2012 Acquisitions	2011 Acquisitions
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Revenues	$26,717	$4,903
Net income (loss)	7,537	(215)

Business Acquisition, Pro Forma Information
The following pro forma consolidated results of operations for the years ended December 31, 2012 and 2011, assumes that all 2012 acquisitions occurred on January 1, 2011 and excludes $3.0 million acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2012	2011
Revenues	$306,420	$307,246
Net (loss) income attributable to controlling interest	(21,912)	6,758

Net (loss) income per unit attributable to controlling interest - basic	$(0.10)	$0.03
Net (loss) income per unit attributable to controlling interest - diluted	(0.10)	0.03
The following pro forma consolidated results of operations for the years ended December 31, 2011 and 2010, assumes that all 2011 acquisitions occurred on January 1, 2010 and excludes $0.9 million of acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2011	2010
Revenues	$271,251	$201,849
Net income (loss) attributable to controlling interest	5,912	(7,812)

Net income (loss) per unit attributable to controlling interest - basic	$0.03	$(0.05)
Net income (loss) per unit attributable to controlling interest - diluted	0.03	(0.05)

Real Estate Notes Receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Real Estate Notes Receivable, Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable	Real estate notes receivable consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Real estate notes receivable	$20,000	$20,000

Real estate notes receivable consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Real estate notes receivable	$20,000	$61,150
Notes receivable closing costs, net	—	324
Net discount	—	(4,015)
Total	$20,000	$57,459

Intangibles Assets and Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Identified Intangibles, Net [Abstract]
Schedule of Identified Intangible Assets, Net
Intangible assets and liabilities consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands, except weighted average remaining amortization period):

	June 30, 2013		December 31, 2012
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$180,262	9.3	$174,615	9.7	Lease intangibles
Tenant relationships	180,675	11.2	178,269	11.6	Lease intangibles
Above market leases	24,719	6.6	25,387	6.9	Other intangibles, net
Below market leasehold interests	30,587	69.0	30,587	69.4	Other intangibles, net
	416,243		408,858
Accumulated amortization	(137,595)		(125,924)
Total	$278,648		$282,934

Liabilities:
Below market leases	$12,841	13.8	$12,823	13.7	Intangible liabilities, net
Above market leasehold interests	3,827	33.6	3,827	34.0	Intangible liabilities, net
	16,668		16,650
Accumulated amortization	(5,845)		(5,341)
Total	$10,823		$11,309

Intangible assets and liabilities consisted of the following as of December 31, 2012 and 2011 (in thousands, except weighted average remaining amortization period):

	December 31, 2012		December 31, 2011
	Balance	Weighted Average Remaining Amortization Period in Years	Balance	Weighted Average Remaining Amortization Period in Years	Balance Sheet Classification
Assets:
In place leases	$174,615	9.7	$156,578	10.1	Lease intangibles
Tenant relationships	178,269	11.6	163,842	12.4	Lease intangibles
Above market leases	25,387	6.9	22,585	7.2	Other intangibles, net
Below market leasehold interests	30,587	69.4	27,323	66.1	Other intangibles, net
	408,858		370,328
Accumulated amortization	(125,924)		(97,938)
Total	$282,934		$272,390

Liabilities:
Below market leases	$12,823	13.7	$12,378	14.2	Intangible liabilities, net
Above market leasehold interests	3,827	34.0	3,827	34.8	Intangible liabilities, net
	16,650		16,205
Accumulated amortization	(5,341)		(4,373)
Total	$11,309		$11,832

Summary of Intangible Amortization
The following is a summary of the net intangible amortization for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization recorded against rental income related to above or below market leases	$881	$715
Rental expense related to above or below market leasehold interests	189	307
Amortization expense related to in place leases and tenant relationships	19,957	21,446

The following is a summary of the net intangible amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization recorded against rental income related to above or below market leases	$1,682	$1,983	$1,349
Rental expense related to above or below market leasehold interests	521	700	383
Amortization expense related to in place leases and tenant relationships	41,643	40,489	28,662

Schedule of Expected Amortization Expense
As of December 31, 2012, the amortization of intangible assets and liabilities for each of the next five years and thereafter is as follows (in thousands):

Year	Assets	Liabilities
2013	$38,213	$1,458
2014	34,823	1,061
2015	31,392	882
2016	28,037	719
2017	23,874	542
Thereafter	126,595	6,647
Total	$282,934	$11,309

Receivables and Other Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Receivables and Other Assets [Abstract]
Schedule of Receivables and Other Assets
Receivables and other assets consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Accounts and other receivables, net	$17,217	$13,317
Tenant note receivable	3,231	3,287
Deferred financing costs, net	11,888	11,006
Deferred leasing costs, net	11,912	10,554
Lease inducements, net	751	880
Straight-line rent receivables, net	42,862	39,095
Prepaid expenses, deposits, equipment and other	5,010	6,831
Derivative financial instruments - interest rate swaps	4,418	—
Total	$97,289	$84,970

ther assets consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Accounts and other receivables, net	$13,317	$12,658
Tenant note receivable	3,287	—
Deferred financing costs, net	11,006	8,473
Deferred leasing costs, net	10,554	7,895
Lease inducements, net	880	1,166
Straight-line rent receivables, net	39,095	29,627
Prepaid expenses, deposits, equipment and other	6,831	9,281
Total	$84,970	$69,100

Schedule of Receivables and Other Assets Amortization Expense
The following is a summary of amortization of deferred leasing costs, deferred financing costs and lease inducements for the six months ended June 30, 2013 and 2012 in thousands):

	Six Months Ended June 30,
	2013	2012
Amortization expense related to deferred leasing costs	$1,158	$868
Interest expense related to deferred financing costs	2,225	2,091
Amortization recorded against rental income related to lease inducements	100	166

The following is a summary of amortization for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Amortization expense related to deferred leasing costs	$1,868	$1,139	$720
Interest expense related to deferred financing costs	3,861	3,540	2,119
Amortization recorded against rental income related to lease inducements	269	165	207

Schedule of Receivables and Other Assets, Future Amortization Expense
As of December 31, 2012, the amortization of deferred leasing costs, deferred financing costs, and lease inducements for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$5,826
2014	4,924
2015	4,519
2016	2,596
2017	1,564
Thereafter	3,011
Total	$22,440

Assets Held for Sale and Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
During the six months ended June 30, 2013, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. The sale of the property is expected to occur within one year. The following table represents the major classes of assets and liabilities and the balance sheet classification as of June 30, 2013 (in thousands):

June 30, 2013
Land	$5,109
Building and improvements, net	15,181
Lease intangibles, net	848
Property held for sale, net	$21,138

Receivables and other assets, net	$1,059
Non-real estate assets of property held for sale, net	$1,059

Security deposits, prepaid rent and other liabilities	$131
Security deposits, prepaid rent and other liabilities	$131
The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Month Ended June 30,
	2013	2012
Revenues:
Rental income	$814	$1,131
Expenses:
Rental	137	151
Depreciation and amortization	171	458
Total expenses	308	609
Income before other income (expense)	506	522
Other income (expense):
Interest expense related to debt	(161)	(255)
Income from discontinued operations	$345	$267

The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations in our consolidated statements of operations for each of the three years ended December 31, 2012, 2011, and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$2,264	$2,261	$2,416
Expenses:
Rental	261	277	355
Depreciation and amortization	921	991	1,062
Total expenses	1,182	1,268	1,417
Income before other income (expense)	1,082	993	999
Other income (expense):
Interest expense related to debt	(514)	(573)	(810)
Income from discontinued operations	$568	$420	$189

Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Unsecured revolving credit facility	$—	$72,000
Unsecured term loans	455,000	455,000
Unsecured senior notes	300,000	—
Fixed rate mortgages	359,284	382,456
Secured real estate term loan	—	125,500
	1,114,284	1,034,956
Net (discount) premium	(80)	2,403
Total	$1,114,204	$1,037,359

Debt consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Unsecured revolving credit facility	$72,000	$—
Unsecured term loans	455,000	—
Fixed rate mortgages	382,456	461,248
Variable rate mortgages	—	49,810
Secured real estate term loan	125,500	125,500
	1,034,956	636,558
Net premium	2,403	2,591
Total	$1,037,359	$639,149

Schedule of maturities of long-term debt
As of June 30, 2013, the principal payments due on our debt for the six months ending December 31, 2013 and each of the next four years ending December 31 and thereafter is as follows (in thousands):

Year	Amount
2013	$8,235
2014	6,392
2015	72,625
2016	404,696
2017	99,963
Thereafter	522,373
Total	$1,114,284

As of December 31, 2012, the principal payments due on our debt for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$156,906
2014	6,392
2015	72,625
2016	476,696
2017	99,963
Thereafter	222,374
Total	$1,034,956

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments
The following table lists the derivative financial instruments held by us as of June 30, 2013 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$200,000	LIBOR	1.23%	$(1,628)	Swap	3/29/2017
100,000	LIBOR	0.86	(437)	Swap	6/15/2016
50,000	LIBOR	1.39	1,117	Swap	7/17/2019
105,000	LIBOR	1.24	3,301	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$17,304	(a)	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	(a)	LIBOR	1.07	(659)	Swap	12/31/2013
200,000		LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000		LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000		LIBOR	1.39	(909)	Swap	7/17/2019
105,000		LIBOR	1.24	(853)	Swap	7/17/2019

The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$17,304	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	LIBOR	1.07	(659)	Swap	12/31/2013
200,000	LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000	LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000	LIBOR	1.39	(909)	Swap	7/17/2019
105,000	LIBOR	1.24	(853)	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2011 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$16,578		LIBOR	3.79%	$(946)	Swap	9/28/2013
75,000		LIBOR	1.07	(846)	Swap	12/31/2013
9,330	(a)	LIBOR	2.00	89	Cap	12/31/2014

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
As of June 30, 2013 and December 31, 2012, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	June 30, 2013		December 31, 2012		June 30, 2013		December 31, 2012
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Receivables and other assets	$4,418	n/a	n/a	Derivative financial instruments	$2,065	Derivative financial instruments	$9,370
There were no derivatives offset in our balance sheet as of June 30, 2013 and December 31, 2012. As of June 30, 2013 and December 31, 2012, we had derivatives subject to enforceable master netting arrangements which allow for net cash settlement with respective counterparties (in thousands):

	June 30, 2013			December 31, 2012
	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts
Asset derivatives	$4,418	$(1,628)	$2,790	$—	$—	$—
Liability derivatives	2,065	(1,628)	437	9,370	—	9,370
For the six months ended June 30, 2013 and 2012, the derivative financial instruments had the following effect on our condensed consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Six Months Ended June 30,
		2013	2012
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$10,528	$(5,206)
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	—	(89)

As of December 31, 2012 and 2011, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	n/a	n/a	n/a	n/a	Derivative financial instruments	$9,370	Derivative financial instruments	$1,792
Interest rate cap (a)	Receivables and other assets	$—	Receivables and other assets	$89	n/a	n/a	n/a	n/a
(a) The associated mortgage loans were paid off in April and May 2012.
For the years ended December 31, 2012, 2011 and 2010, the derivative financial instruments had the following effect on our consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Year Ended December 31,
		2012	2011	2010
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$(7,578)	$(562)	$6,461
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	(89)	(294)	(507)

Redeemable Noncontrolling Interest of Limited Partners (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
The following table lists the activity of the redeemable noncontrolling interests for the years ended December 31, 2012 and 2011 (in thousands):

Amount
Balance as of December 31, 2010	$2,302
Net income attributable to noncontrolling interests	30
Distributions	(134)
Balance as of December 31, 2011	2,198
Net income attributable to noncontrolling interests	40
Distributions	(278)
Balance as of December 31, 2012	$1,960

Partners’ Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Class of Stock
Schedule of Assumptions Used
With the assistance of our independent valuation specialists, we utilized a Monte Carlo simulation to calculate the grant date fair value of the awards using the following assumptions:

2012 Assumptions
Volatility	21.25% - 22.64%
Dividend yield	5.80%
Expected term in years	0.61 - 0.82
Risk-free rate	0.436% - 0.576%
Stock price (per share)	$9.92 - $9.97

Long Term Incentive Program
Class of Stock
Schedule of Nonvested Share Activity
The following is a summary of activity of the LTIP units during 2013:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	2,900,000	$6.25
Granted	—	—
Vested	(2,380,700)	5.56
Forfeited	—	—
Balance as of June 30, 2013	519,300	$9.41

As of December 31, 2012, all of the LTIP units remained unvested. The following is a summary of activity of the LTIP units during 2012:

	LTIP Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	—	$—
Granted	2,900,000	6.25
Vested	—	—
Forfeited	—	—
Balance as of December 31, 2012	2,900,000	$6.25

Restricted Stock and Restricted Stock Units
Class of Stock
Schedule of Nonvested Share Activity
The following is a summary of activity of the restricted common stock during 2013:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2012	376,500	$9.98
Granted	410,500	10.51
Vested	(62,500)	10.03
Forfeited	—	—
Balance as of June 30, 2013	724,500	$10.28

The following is a summary of activity of restricted common stock and units during 2012:

	Restricted Common Stock/Units	Weighted Average Grant Date Fair Value
Balance as of December 31, 2011	616,500	$10.00
Granted	711,500	9.98
Vested	(875,000)	9.99
Forfeited	(76,500)	10.00
Balance as of December 31, 2012	376,500	$9.98

Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
The table below presents our assets and liabilities measured at fair value on a recurring basis as of June 30, 2013, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$4,418	$—	$4,418
Total assets at fair value	$—	$4,418	$—	$4,418
Liabilities
Derivative financial instruments	$—	$(2,065)	$—	$(2,065)
Total liabilities at fair value	$—	$(2,065)	$—	$(2,065)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)

The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2012, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$—	$—	$—
Total assets at fair value	$—	$—	$—	$—
Liabilities
Derivative financial instruments	$—	$(9,370)	$—	$(9,370)
Total liabilities at fair value	$—	$(9,370)	$—	$(9,370)
The table below presents our assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy (in thousands):

	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Derivative financial instruments	$—	$89	$—	$89
Total assets at fair value	$—	$89	$—	$89
Liabilities
Derivative financial instruments	$—	$(1,792)	$—	$(1,792)
Earnout liability	—	—	(2,481)	(2,481)
Total liabilities at fair value	$—	$(1,792)	$(2,481)	$(4,273)

Schedule of fair value of financial instruments
The following table sets forth the carrying value and fair value of our real estate notes receivable, tenant note receivable and debt (in thousands):

		June 30, 2013		December 31, 2012
	Fair Value Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,509	$20,000	$20,000
Tenant note receivable	2	3,231	3,151	3,287	3,337
Debt, net	2	1,114,204	1,140,535	1,037,359	1,087,168

The fair value of the debt (net) is estimated using borrowing rates available to us with similar terms and maturities.

	Fair Value	December 31, 2012		December 31, 2011
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Real estate notes receivable	2	$20,000	$20,000	$57,459	$64,046
Tenant note receivable	2	3,287	3,337	—	—
Debt, net	2	1,037,359	1,087,168	639,149	687,862

Per Share Data (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following reconciliation is in thousands, except per unit data:

	Six Months Ended June 30,
	2013	2012
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$15,242	$(19,895)
Discontinued operations	345	267
Net income (loss) attributable to controlling interest	$15,587	$(19,628)
Denominator:
Weighted average number of units outstanding — basic	224,436	230,029
Dilutive units	—	—
Weighted average number of units outstanding — diluted	224,436	230,029
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$0.07	$(0.09)
Discontinued operations	0.00	0.00
Net income (loss) attributable to controlling interest	$0.07	$(0.09)

The following reconciliation is in thousands, except per unit data:

	Year Ended December 31,
	2012	2011	2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest	$(24,976)	$5,143	$(8,083)
Discontinued operations	568	420	189
Net income (loss) attributable to controlling interest	$(24,408)	$5,563	$(7,894)
Denominator:
Weighted average number of units outstanding — basic	224,681	224,056	165,715
Dilutive units	—	—	—
Weighted average number of units outstanding — diluted	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income (loss) from continuing operations attributable to controlling interest	$(0.11)	$0.02	$(0.05)
Discontinued operations	0.00	0.00	0.00
Net income (loss) attributable to controlling interest	$(0.11)	$0.02	$(0.05)

Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures
The following is the supplemental cash flow information for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Months Ended June 30,
	2013	2012
Interest paid	$18,674	$19,531
Income taxes paid	604	621

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,991	$(3,795)
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Real estate investments	$—	$43,497
Real estate notes receivable	—	(37,403)
Intangible assets	—	10,503
Accounts payable and accrued liabilities	—	16,597
Financing Activities:
Issuance of units under the DRIP	$—	$31,916
Distributions declared, but not paid, including units issued under the DRIP	32,493	11,284
Offering costs transferred to partners’ capital	1,187	—

The following is the supplemental cash flow information for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest paid	$38,560	$38,288	$30,438
Income taxes paid	1,090	1,045	345

Supplemental Disclosure of Noncash Activities:
Investing Activities:
Accrued capital expenditures	$1,575	$5,448	$2,768
Note receivable included in the consideration for the acquisition of a building	37,264	—	—
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Debt, net	$—	$6,657	$190,294
Net change in security deposits, prepaid rent and other liabilities	—	—	14,552
Issuance of units in connection with an acquisition	—	—	1,557
Financing Activities:
Issuance of units under the DRIP	$31,916	$75,864	$56,551
Distributions declared, but not paid, including units issued under the DRIP	30,959	14,120	12,317
Adjustment to redeemable noncontrolling interests	—	—	(275)

Future Minimum Rent (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Rental Income for Operating Leases
Future minimum rent contractually due under operating leases, excluding tenant reimbursements of certain costs, as of December 31, 2012 for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$228,236
2014	215,606
2015	201,224
2016	185,694
2017	164,542
Thereafter	749,786
Total	$1,745,088

Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease obligations under non-cancelable ground leases and other operating leases as of December 31, 2012 for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$3,751
2014	3,772
2015	3,573
2016	3,377
2017	3,409
Thereafter	270,001
Total	$287,883

Organization and Description of Business (Details) (USD $) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
General partner interest percentage		85.70%	85.70%
Purchased property inception to current date	$ 2.7	$ 2.6
Medical Office Building
Organization, Consolidation and Presentation of Financial Statements
Number of real estate properties	250	247
Healthcare Industry Facilities
Organization, Consolidation and Presentation of Financial Statements
Number of real estate properties	19	19
Healthcare Trust of America Inc. ownership of Healthcare Trust of America Holdings, LP
Organization, Consolidation and Presentation of Financial Statements
General partner interest percentage	98.89%	99.93%

Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Allowance for doubtful accounts receivable			$ 2,200,000	$ 1,500,000	$ 1,900,000
Bad debt expense	10,000	476,000	1,064,000	1,447,000	1,022,000
Impairment of real estate			0	0	0
Depreciation expense	$ 36,600,000	$ 35,200,000	$ 71,400,000	$ 64,400,000	$ 48,000,000
Number of reportable segments			1
Buildings
Property, Plant and Equipment
Property, plant and equipment, useful life			39 years
Building Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life			1 month
Building Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life			240 months
Furniture, Fixtures and Equipment
Property, Plant and Equipment
Property, plant and equipment, useful life			5 years

Business Combinations (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended									12 Months Ended
	Jun. 30, 2013 Acquisitions	Dec. 31, 2012 Acquisitions	Dec. 31, 2011	Jun. 18, 2013 Atlanta, Georgia	Jun. 30, 2013 2013 Acquisitions	Jan. 13, 2012 St. John Providence MOB	Jan. 31, 2012 Camp Creek 3	Mar. 01, 2012 Penn Avenue Place	Mar. 29, 2012 Steward Portfolio	Aug. 14, 2012 Rush	Dec. 26, 2012 Forest Park MOB	Mar. 11, 2013 Forest Park Tower	Mar. 22, 2013 Texas A&M Medical Office Building	Dec. 31, 2011 Property Portfolio Property_Portfolios	Dec. 31, 2012 Subsequent Event Acquisitions	Jul. 12, 2013 Subsequent Event Monroeville, Pennsylvania	Jul. 29, 2013 Subsequent Event Denver, Colorado
Business Acquisition
Number of businesses acquired	3	6												4	5
Acquisition-related expenses					$ 500,000
Business Acquisition, Purchase Price Allocation, Real Estate [Abstract]
Land		13,479,000	945,000		3,772,000
Building and improvements		225,924,000	54,072,000		72,235,000
Below market leasehold interests		3,284,000	603,000
Above market leases		4,199,000	209,000		77,000
In place leases		27,136,000	7,671,000		12,288,000
Tenant relationships		22,100,000	4,691,000		6,063,000
Below market leases		(1,472,000)	(149,000)		(296,000)
Above market debt			(76,000)
Net assets acquired		294,650,000	67,966,000
Other liability		287,000	348,000
Aggregate purchase price		294,937,000	68,314,000		94,139,000										151,200,000
Weighted average lives of acquired intangible assets	7 years 8 months 12 days	14 years 2 months 12 days	8 years 3 months 18 days
Weighted average lives of acquired intangible liabilities	8 years 3 months 18 days	7 years 7 months 6 days	4 years 1 month 6 days
Business acquisition, cost of acquired entity, purchase price				5,600,000		51,300,000	8,900,000	54,000,000	100,000,000	54,000,000	26,800,000	48,700,000	39,800,000			15,100,000	42,000,000
Percentage of voting interests acquired				100.00%		100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%			100.00%	100.00%
Revenue of acquiree since acquisition date		26,717,000	4,903,000
Net income (loss) of acquiree since acquisition date		$ 7,537,000	$ (215,000)

Business Combinations Supplementary Pro-Forma Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 2012 Acquisitions	Dec. 31, 2011 2012 Acquisitions	Dec. 31, 2011 2011 Acquisitions	Dec. 31, 2010 2011 Acquisitions
Business Acquisition
Acquisition-related expenses	$ 3,000,000		$ 900,000
Revenues	306,420,000	307,246,000	271,251,000	201,849,000
Net (loss) income attributable to controlling interest	$ (21,912,000)	$ 6,758,000	$ 5,912,000	$ (7,812,000)
Net (loss) income per share attributable to controlling interest - basic (usd per share)	$ (0.1)	$ 0.03	$ 0.03	$ (0.05)
Net (loss) income per share attributable to controlling interest - diluted (usd per share)	$ (0.1)	$ 0.03	$ 0.03	$ (0.05)

Real Estate Notes Receivable (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Portfolio promissory_notes	Dec. 31, 2012 Second Portfolio promissory_notes
Accounts, Notes, Loans and Financing Receivable
Total real estate notes receivable		$ 20,000	$ 61,150
Add: Notes receivable closing costs, net		0	324
Less: discount, net		0	(4,015)
Real estate notes receivable, net	$ 20,000	$ 20,000	$ 57,459
Number of promissory notes secured by office buildings				4	1
Interest rate, minimum				10.85%
Interest rate, maximum				10.95%
Weighted average interest rate				14.57%

Intangibles Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangibles
Finite-lived intangible assets, gross	$ 416,243	$ 408,858	$ 370,328
Accumulated amortization	(137,595)	(125,924)	(97,938)
Assets Total	278,648	282,934	272,390
Finite-lived intangible liabilities, gross	16,668	16,650	16,205
Accumulated amortization	(5,845)	(5,341)	(4,373)
Liabilities Total	10,823	11,309	11,832
Below Market Leases
Finite-Lived Intangibles
Finite-lived intangible liabilities, gross	12,841	12,823	12,378
Liabilities, Weighted average remaining life	13 years 9 months 18 days	13 years 8 months 12 days	14 years 2 months 12 days
Above Market Leasehold Interests
Finite-Lived Intangibles
Finite-lived intangible liabilities, gross	3,827	3,827	3,827
Liabilities, Weighted average remaining life	33 years 7 months 6 days	34 years	34 years 9 months 18 days
In place leases
Finite-Lived Intangibles
Finite-lived intangible assets, gross	180,262	174,615	156,578
Assets, Weighted average remaining life	9 years 3 months 18 days	9 years 8 months 12 days	10 years 1 month 6 days
Tenant relationships
Finite-Lived Intangibles
Finite-lived intangible assets, gross	180,675	178,269	163,842
Assets, Weighted average remaining life	11 years 2 months 12 days	11 years 7 months 6 days	12 years 4 months 24 days
Above Market Leases
Finite-Lived Intangibles
Finite-lived intangible assets, gross	24,719	25,387	22,585
Assets, Weighted average remaining life	6 years 7 months 6 days	6 years 10 months 24 days	7 years 2 months 12 days
Below Market Leasehold Interests
Finite-Lived Intangibles
Finite-lived intangible assets, gross	$ 30,587	$ 30,587	$ 27,323
Assets, Weighted average remaining life	69 years	69 years 4 months 24 days	66 years 1 month 6 days

Intangibles Assets and Liabilities - Summary of Intangible Amortization (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization recorded against rental income related to above or below market leases
Acquired Finite-Lived Intangibles
Amortization of intangible assets	$ 881	$ 715	$ 1,682	$ 1,983	$ 1,349
Rental expense related to above or below market leasehold interests
Acquired Finite-Lived Intangibles
Amortization of intangible assets	189	307	521	700	383
Amortization expense related to in place leases and tenant relationships
Acquired Finite-Lived Intangibles
Amortization of intangible assets	$ 19,957	$ 21,446	$ 41,643	$ 40,489	$ 28,662

Intangibles Assets and Liabilities - Future Amortization of Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
Assets 2013		$ 38,213
Assets 2014		34,823
Assets 2015		31,392
Assets 2016		28,037
Assets 2017		23,874
Assets Thereafter		126,595
Assets Total	278,648	282,934	272,390
Finite-Lived Intangible Liabilities, Amortization Expense, Next Twelve Months [Abstract]
Liabilities 2013		1,458
Liabilities 2014		1,061
Liabilities 2015		882
Liabilities 2016		719
Liabilities 2017		542
Liabilities Thereafter		6,647
Liabilities Total	$ 10,823	$ 11,309	$ 11,832

Receivables and Other Assets (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Loans, Notes and Financing Receivables [Line Items]
Accounts and other receivables, net	$ 17,217,000		$ 13,317,000	$ 12,658,000
Tenant note receivable	3,231,000		3,287,000	0
Deferred financing costs, net	11,888,000		11,006,000	8,473,000
Deferred leasing costs, net	11,912,000		10,554,000	7,895,000
Lease inducements, net	751,000		880,000	1,166,000
Straight-line rent receivables, net	42,862,000		39,095,000	29,627,000
Prepaid expenses, deposits, equipment and other	5,010,000		6,831,000	9,281,000
Derivative financial instruments - interest rate swaps	4,418,000		0
Total	97,289,000		84,970,000	69,100,000
Interest rate			9.00%
Amortization expense related to deferred leasing costs	1,158,000	868,000	1,868,000	1,139,000	720,000
Interest expense related to deferred financing costs	2,225,000	2,091,000	3,861,000	3,540,000	2,119,000
Rental income related to lease inducements	100,000	166,000	269,000	165,000	207,000
Receivables and Other Assets, Amortization Expense, Fiscal Year Maturity [Abstract]
2013			5,826,000
2014			4,924,000
2015			4,519,000
2016			2,596,000
2017			1,564,000
Thereafter			3,011,000
Total			22,440,000
Credit Facility And Term Loan Combined
Accounts, Loans, Notes and Financing Receivables [Line Items]
Deferred financing costs			$ 6,400,000

Assets Held for Sale and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Land	$ 5,109
Building and improvements, net	15,181
Lease intangibles, net	848
Property held for sale, net	21,138
Receivables and other assets, net	1,059
Security deposits, prepaid rent and other liabilities	131
Revenues:
Rental income	814	1,131	2,264	2,261	2,416
Expenses:
Rental	137	151	261	277	355
Depreciation and amortization	171	458	921	991	1,062
Total expenses	308	609	1,182	1,268	1,417
Income before other income (expense)	506	522	1,082	993	999
Other income (expense):
Interest expense related to debt	(161)	(255)	(514)	(573)	(810)
Income from discontinued operations	$ 345	$ 267	$ 568	$ 420	$ 189

Debt - Textuals (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 29, 2012 Unsecured Credit Agreement	Jun. 30, 2013 Unsecured revolving credit facility	Dec. 31, 2012 Unsecured revolving credit facility	Dec. 31, 2011 Unsecured revolving credit facility	Mar. 31, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 07, 2013 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 29, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Dec. 31, 2012 Unsecured revolving credit facility JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc. Subsequent Event	Dec. 31, 2011 Unsecured term loans	Jun. 30, 2013 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Dec. 31, 2012 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Mar. 29, 2012 Unsecured term loans JPMorgan Securities, LLC, Wells Fargo Securities, LLC and Deutsche Bank Securities Inc.	Jun. 30, 2013 Unsecured term loans Wells Fargo	Dec. 31, 2012 Unsecured term loans Wells Fargo	Jul. 20, 2012 Unsecured term loans Wells Fargo	Jun. 30, 2013 Unsecured term loans Wells Fargo, With Interest Rate Swap	Mar. 28, 2013 Unsecured Senior Notes	Dec. 31, 2012 Unsecured Senior Notes Subsequent Event	Mar. 28, 2013 Interest Rate Swap	Dec. 31, 2012 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap	Jun. 30, 2013 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap Unsecured term loans	Dec. 31, 2012 Wells Fargo Secured Real Estate Term Loan, With Interest Rate Swap Unsecured term loans	Jun. 30, 2013 Fixed rate mortgages	Dec. 31, 2012 Fixed rate mortgages	Dec. 31, 2011 Fixed rate mortgages	Mar. 28, 2013 Secured real estate term loan	Jun. 30, 2013 Secured real estate term loan	Dec. 31, 2012 Secured real estate term loan extension	Dec. 31, 2011 Secured real estate term loan	Dec. 31, 2012 Buildings Secured real estate term loan	Dec. 31, 2012 Property Portfolio Secured real estate term loan Property_Portfolios	Dec. 31, 2012 Property Porfolio States Secured real estate term loan States	Dec. 31, 2012 Minimum Unsecured revolving credit facility	Dec. 31, 2012 Minimum Unsecured term loans	Jul. 20, 2012 Minimum Unsecured term loans Wells Fargo	Dec. 31, 2012 Maximum Unsecured revolving credit facility	Dec. 31, 2012 Maximum Unsecured term loans	Jul. 20, 2012 Maximum Unsecured term loans Wells Fargo	Jun. 30, 2013 1.23% Interest Rate Swap	Dec. 31, 2012 1.23% Interest Rate Swap	Mar. 29, 2012 1.23% Interest Rate Swap	Jun. 30, 2013 0.86% Interest Rate Swap	Dec. 31, 2012 0.86% Interest Rate Swap	May 21, 2012 0.86% Interest Rate Swap	Jun. 30, 2013 1.39% Interest Rate Swap	Dec. 31, 2012 1.39% Interest Rate Swap	Jun. 04, 2012 1.39% Interest Rate Swap	Jun. 30, 2013 1.24% Interest Rate Swap	Dec. 31, 2012 1.24% Interest Rate Swap	Nov. 01, 2012 1.24% Interest Rate Swap	Dec. 31, 2012 1.07% Interest Rate Swap	Dec. 31, 2011 1.07% Interest Rate Swap
Debt Instrument
Extension period																															1 year
Line of credit facility, maximum borrowing capacity, increase in capacity									$ 75,000,000		$ 75,000,000
Credit facility amounts				875,000,000					650,000,000	575,000,000	650,000,000				300,000,000
Interest rate including swaps														2.95%			3.29%		3.29%				3.08%	2.95%
Variable rate basis						LIBOR
Basis spread on variable rate					1.55%	1.55%							1.85%			2.00%	2.00%								1.85%						2.35%					1.10%	1.30%	1.55%	1.75%	2.25%	2.40%
Interest rate at period end																							3.42%								2.57%
Notional amount																																										200,000,000	200,000,000	200,000,000	100,000,000	100,000,000	100,000,000	50,000,000	50,000,000	50,000,000	105,000,000	105,000,000	105,000,000	75,000,000	75,000,000
Line of credit facility, unused capacity, commitment fee percentage					0.35%	0.35%																														0.20%			0.50%
Line of credit facility, amount outstanding					0	72,000,000	0
Debt instrument, interest rate, effective percentage						2.14%
Total debt	1,114,284,000	1,034,956,000	636,558,000									0			300,000,000	155,000,000		155,000,000		300,000,000	300,000,000					359,284,000	382,456,000	461,248,000		0	125,500,000	125,500,000
Number of optional extensions																															2
Debt instrument, interest rate																				3.70%
Debt instrument, percentage of principal amount received																				99.19%
Collateral, number of assets																																	25	12	13
Weighted average interest rate																										5.93%	5.92%
Effective percentage rate range, minimum																										4.90%	4.90%
Effective percentage rate range, maximum																										12.75%	12.75%
Repayments of debt																													125,500,000
Notional amount terminated																						75,000,000
Interest rate																																										1.23%	1.23%		0.86%	0.86%		1.39%	1.39%		1.24%	1.24%		1.07%	1.07%
Proceeds from (repayments of) lines of credit								182,000,000
Guaranteed principal balance, percentage																															25.00%
Guaranteed principal balance, value																															$ 31,400,000
Guaranteed interest rate, percentage																															100.00%

Debt - Net (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument
Total debt	$ 1,114,284	$ 1,034,956	$ 636,558
Debt Instrument, Unamortized Discount (Premium), Net	(80)	2,403	2,591
Total	1,114,204	1,037,359	639,149
Unsecured Senior Notes
Debt Instrument
Total debt	300,000	0
Unsecured term loans
Debt Instrument
Total debt	455,000	455,000
Fixed rate mortgages
Debt Instrument
Total debt	359,284	382,456	461,248
Variable rate mortgages
Debt Instrument
Total debt		0	49,810
Secured real estate term loan
Debt Instrument
Total debt	0	125,500	125,500
Unsecured revolving credit facility
Debt Instrument
Line of credit facility, amount outstanding	0	72,000	0
Unsecured term loans
Debt Instrument
Total debt			$ 0

Debt - Principal Maturity Schedule (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 8,235	$ 156,906
2014	6,392	6,392
2015	72,625	72,625
2016	404,696	476,696
2017	99,963	99,963
Thereafter	522,373	222,374
Total	$ 1,114,284	$ 1,034,956	$ 636,558

Derivative Financial Instruments - Table of Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Interest Rate Swap 3.79%	Dec. 31, 2011 Interest Rate Swap 3.79%	Dec. 31, 2012 Interest Rate Swap 1.07%	Dec. 31, 2011 Interest Rate Swap 1.07%	Jun. 30, 2013 Interest Rate Swap 1.23%	Dec. 31, 2012 Interest Rate Swap 1.23%	Mar. 29, 2012 Interest Rate Swap 1.23%	Jun. 30, 2013 Interest Rate Swap 0.86%	Dec. 31, 2012 Interest Rate Swap 0.86%	May 21, 2012 Interest Rate Swap 0.86%	Jun. 30, 2013 Interest Rate Swap 1.39%	Dec. 31, 2012 Interest Rate Swap 1.39%	Jun. 04, 2012 Interest Rate Swap 1.39%	Jun. 30, 2013 Interest Rate Swap 1.24%	Dec. 31, 2012 Interest Rate Swap 1.24%	Nov. 01, 2012 Interest Rate Swap 1.24%	Dec. 31, 2011 Interest Rate Cap 2.00%
Derivative
Notional amount				$ 17,304	$ 16,578	$ 75,000	$ 75,000	$ 200,000	$ 200,000	$ 200,000	$ 100,000	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 50,000	$ 105,000	$ 105,000	$ 105,000	$ 9,330	[1]
Index				LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR		LIBOR	LIBOR		LIBOR	LIBOR		LIBOR	LIBOR		LIBOR
Interest rate				3.79%	3.79%	1.07%	1.07%	1.23%	1.23%		0.86%	0.86%		1.39%	1.39%		1.24%	1.24%		2.00%
Fair value, liability	(2,065)	(9,370)	(1,792)	(459)	(946)	(659)	(846)	(1,628)	(5,180)		(437)	(1,310)			(909)			(853)
Fair value, asset	$ 4,418	$ 0												$ 1,117			$ 3,301			$ 89

[1]	The associated mortgage loans were paid off in April and May 2012.

Derivative Financial Instruments - Derivative Instruments Fair Value Table (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value
Fair value, liability	$ 2,065	$ 9,370		$ 1,792
Fair value, asset	4,418	0
Interest Rate Swap | Not Designated as Hedging Instrument | Receivables and Other Assets
Derivatives, Fair Value
Fair value, asset	4,418
Interest Rate Swap | Not Designated as Hedging Instrument | Derivative Financial Instruments
Derivatives, Fair Value
Fair value, liability	2,065	9,370		1,792
Interest Rate Cap | Not Designated as Hedging Instrument | Receivables and Other Assets
Derivatives, Fair Value
Fair value, asset		$ 0	[1]	$ 89	[1]

[1]	The associated mortgage loans were paid off in April and May 2012.

Derivative Financial Instruments - Derivative Offsetting (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	$ 4,418	$ 0
Derivative assets, amounts subject to enforceable master netting arrangements	(1,628)	0
Derivative assets, net amounts	2,790	0
Derivative liabilities	2,065	9,370	1,792
Derivative liabilities, amounts subject to enforceable master netting arrangements	(1,628)	0
Derivative liabilities, net amounts	$ 437	$ 9,370

Derivative Financial Instruments - Recognized Gain (Loss) (Details) (Not Designated as Hedging Instrument, Interest Expense, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap
Derivative Instruments, Gain (Loss)
Interest expense related to derivative financial instruments and net change in fair value of derivative financial instruments	$ 10,528	$ (5,206)	$ (7,578)	$ (562)	$ 6,461
Interest Rate Cap
Derivative Instruments, Gain (Loss)
Interest expense related to derivative financial instruments and net change in fair value of derivative financial instruments	$ 0	$ (89)	$ (89)	$ (294)	$ (507)

Redeemable Noncontrolling Interest of Limited Partners (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interest [Abstract]
General partner interest percentage			85.70%	85.70%
Redeemable Noncontrolling Interest
Balance as of	$ 1,960	$ 2,198	$ 2,198	$ 2,302
Net income attributable to noncontrolling interests	30	8	40	30	(25)
Distributions			(278)	(134)
Balance as of	$ 1,844		$ 1,960	$ 2,198	$ 2,302

Partners’ Capital (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended					12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	53 Months Ended	12 Months Ended	6 Months Ended			0 Months Ended		12 Months Ended						0 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Restricted Stock	Jun. 30, 2012 Restricted Stock	Jun. 30, 2013 Restricted Stock and Restricted Stock Units	Jun. 30, 2013 2006 Incentive Plan	Dec. 31, 2012 2006 Incentive Plan	Dec. 31, 2012 2006 Incentive Plan Restricted Stock	Dec. 31, 2011 2006 Incentive Plan Restricted Stock	Dec. 31, 2010 2006 Incentive Plan Restricted Stock	Dec. 31, 2012 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2011 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2010 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Jun. 30, 2013 General and Administrative Expense Restricted Stock	Dec. 31, 2012 General and Administrative Expense 2006 Incentive Plan Restricted Stock	Jun. 30, 2013 Listing Expenses Restricted Stock	Jun. 30, 2012 Listing Expenses Restricted Stock	Dec. 31, 2012 Listing Expenses 2006 Incentive Plan Restricted Stock	Jun. 30, 2012 Non Traded REIT Expenses Restricted Stock	Dec. 31, 2012 Non Traded REIT Expenses 2006 Incentive Plan Restricted Stock	Dec. 31, 2012 Change in Control of Company	Jan. 07, 2013 Common Stock Offering	Jun. 30, 2013 Common Stock Offering	Feb. 28, 2011 Common Stock Offering	Dec. 31, 2012 Long Term Incentive Program	Jun. 30, 2013 Long Term Incentive Program Listing Expenses	Jun. 30, 2012 Long Term Incentive Program Listing Expenses	Jun. 30, 2013 Long Term Incentive Program Change in Control of Company	Jul. 25, 2012 Dutch Auction	Jun. 06, 2012 Dutch Auction	Dec. 31, 2012 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2011 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2010 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2012 Repurchase of Equity	Dec. 31, 2011 Repurchase of Equity	Dec. 31, 2010 Repurchase of Equity	Aug. 01, 2013 Subsequent Event	Jul. 03, 2013 Subsequent Event	Dec. 31, 2012 Subsequent Event	Dec. 31, 2012 Subsequent Event Common Stock Offering	Dec. 31, 2012 Minimum Long Term Incentive Program	Dec. 31, 2012 Maximum Long Term Incentive Program	Dec. 31, 2012 Maximum Repurchase of Equity
Class of Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																												4 years
Stock Issued During Period, Value, New Issues																											$ 2,200,000,000
Common Stock Offerings [Abstract]
Prior to listing share price (usd per share)										$ 10
Maximum amount of common stock authorized																									250,000,000																		250,000,000
Issuance of common stock (in shares)																										11,042,934	220,673,545
Average share price																										$ 11.53	$ 10
Long-Term Incentive Program [Abstract]
Number of shares authorized (in shares)										10,000,000
Number of shares available for grant (in shares)									5,095,500	5,512,000
Allocated share-based compensation expense						1,500,000	6,200,000				7,000,000	3,200,000	1,300,000				900,000	800,000	600,000	4,700,000	4,700,000	1,500,000	1,500,000					10,400,000	3,100,000	1,500,000
Nonvested awards, total compensation cost not yet recognized						4,400,000					3,300,000													4,500,000				3,200,000			4,500,000
Contingent units																								450,000							450,000
Period for recognition						2 years 4 months 24 days					2 years 9 months 18 days																	2 months 9 days
Stock Repurchase Program, Authorized Amount																																	150,000,000													100,000,000
Stock Repurchased During Period, Shares																																14,850,964					3,070,013	3,882,619	5,448,260
Treasury Stock Acquired, Average Cost Per Share																																$ 10.1					$ 9.8	$ 9.7	$ 9.52
Treasury Stock, Value, Acquired, Cost Method																																					30,100,000	37,700,000	51,900,000
Stock Repurchased During Period, Value																																152,900,000
Sale of Stock, Price Per Share, Dividend Reinvestment Plan																																		$ 9.5
Issuance of units under the DRIP	0	31,916,000	31,916,000	75,864,000	56,551,000																													31,900,000	75,900,000	56,600,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan																																		3,362,473	7,985,655	5,952,683
Stock Repurchase Program, Remaining Authorized Repurchase Amount																																														100,000,000
Distributions (in dollars)	63,098,000	51,237,000	93,273,000	84,800,000	60,176,000																																				32,500,000	95,600,000
Distributions declared per common share (usd per share)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73																																			$ 0.14375		$ 0.14375
Volatility																																												21.25%	22.64%
Dividend yield																												5.80%
Expected term in years																																												7 months 9 days	9 months 26 days
Risk-free rate																																												0.44%	0.58%
Stock price (per share)																																												$ 9.92	$ 9.97
Granted, Weighted Average Grant Date Fair Value (usd per share)								$ 10.51						$ 9.98	$ 10	$ 10
Fair value of restricted common stock and restricted common stock units for which the restriction lapsed														$ 8,700,000	$ 1,600,000	$ 900,000

Partners’ Capital - Nonvested Rollforward (Details) (USD $)	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Long Term Incentive Program	Dec. 31, 2012 Long Term Incentive Program	Jun. 30, 2013 Restricted Stock and Restricted Stock Units	Dec. 31, 2012 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2011 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2010 2006 Incentive Plan Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares
Balance (in shares)	2,900,000	0	376,500	616,500
Granted (in shares)	0	2,900,000	410,500	711,500
Vested (in shares)	(2,380,700)	0	(62,500)	(875,000)
Forfeited (in shares)	0	0	0	(76,500)
Balance (in shares)	519,300	2,900,000	724,500	376,500	616,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value
Balance, Weighted Average Grant Date Fair Value (usd per share)	$ 6.25	$ 0	$ 9.98	$ 10
Granted, Weighted Average Grant Date Fair Value (usd per share)	$ 0	$ 6.25	$ 10.51	$ 9.98	$ 10	$ 10
Vested, Weighted Average Grant Date Fair Value (usd per share)	$ 5.56	$ 0	$ 10.03	$ 9.99
Forfeited, Weighted Average Grant Date Fair Value (usd per share)	$ 0	$ 0	$ 0	$ 10
Balance, Weighted Average Grant Date Fair Value (usd per share)	$ 9.41	$ 6.25	$ 10.28	$ 9.98	$ 10

Partners’ Capital - Dividends (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 01, 2013 Subsequent Event	Jul. 03, 2013 Subsequent Event	Dec. 31, 2012 Subsequent Event
Subsequent Event
Distributions (in dollars)	$ 63,098	$ 51,237	$ 93,273	$ 84,800	$ 60,176		$ 32,500	$ 95,600
Distributions declared per common unit (usd per unit)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73	$ 0.14375		$ 0.14375
Distributions declared, annualized rate per common share (usd per share)						$ 0.575

Fair Value of Financial Instruments - Assets and Liabilities at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	$ 4,418	$ 0
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1 )
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	0	0	0
Total assets at fair value	0	0	0
Derivative financial instruments	0	0	0
Earnout liability			0
Total liabilities at fair value	0	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	4,418	0	89
Total assets at fair value	4,418	0	89
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Earnout liability			0
Total liabilities at fair value	(2,065)	(9,370)	(1,792)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	0	0	0
Total assets at fair value	0	0	0
Derivative financial instruments	0	0	0
Earnout liability			(2,481)
Total liabilities at fair value	0	0	(2,481)
Fair Value, Measurements, Recurring | Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Derivative financial instruments	4,418	0	89
Total assets at fair value	4,418	0	89
Derivative financial instruments	(2,065)	(9,370)	(1,792)
Earnout liability			(2,481)
Total liabilities at fair value	$ (2,065)	$ (9,370)	$ (4,273)

Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Real estate notes receivable	$ 20,000	$ 20,000	$ 57,459
Tenant note receivable	3,231	3,287	0
Debt, net	1,114,204	1,037,359	639,149
Estimate of Fair Value, Fair Value Disclosure | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Real estate notes receivable	20,509	20,000	64,046
Tenant note receivable	3,151	3,337	0
Debt, net	$ 1,140,535	$ 1,087,168	$ 687,862

Fair Value of Financial Instruments - Textuals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Inputs Additional Pay Period	24 months
Earnout Payments On Other Liabilities Fair Value Disclosure	$ 0.3
Liability Related to Earnout	$ 2.2

Per Share Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Income (loss) from continuing operations attributable to controlling interest (in dollars)	$ 15,242	$ (19,895)	$ (24,976)	$ 5,143	$ (8,083)
Discontinued operations (in dollars)	345	267	568	420	189
Net income (loss) attributable to controlling interest	$ 15,587	$ (19,628)	$ (24,408)	$ 5,563	$ (7,894)
Denominator:
Weighted average number of units outstanding — basic (in units)	224,436	230,029	224,681	224,056	165,715
Dilutive units (in units)	0	0	0	0	0
Weighted average number of units outstanding — diluted (in units)	224,436	230,029	224,681	224,056	165,715
Basic and diluted earnings (losses) per unit attributable to controlling interest:
Income from continuing operations attributable to controlling interest (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)
Discontinued operations (usd per unit)	$ 0	$ 0	$ 0	$ 0	$ 0
Net income (loss) attributable to controlling interest (usd per unit)	$ 0.07	$ (0.09)	$ (0.11)	$ 0.02	$ (0.05)

Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Disclosure of Cash Flow Information:
Interest paid	$ 18,674	$ 19,531	$ 38,560	$ 38,288	$ 30,438
Income taxes paid	604	621	1,090	1,045	345
Investing Activities:
Accrued capital expenditures	1,991	(3,795)	1,575	5,448	2,768
Note receivable included in the consideration for the acquisition of a building			37,264	0	0
The following represents the significant increase (decrease) in certain assets and liabilities in connection with our acquisitions of operating properties:
Real estate investments	0	43,497
Real estate notes receivable	0	(37,403)
Intangible assets	0	10,503
Accounts payable and accrued liabilities	0	16,597
Debt, net			0	6,657	190,294
Net change in security deposits, prepaid rent and other liabilities			0	0	14,552
Issuance of units in connection with an acquisition			0	0	1,557
Financing Activities:
Issuance of units under the DRIP	0	31,916	31,916	75,864	56,551
Distributions declared, but not paid, including units issued under the DRIP	32,493	11,284	30,959	14,120	12,317
Offering costs transferred to partners capital	1,187	0
Adjustment to redeemable noncontrolling interests			$ 0	$ 0	$ (275)

Future Minimum Rent - Future Minimum Rental Income (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Receivable [Abstract]
2013	$ 228,236
2014	215,606
2015	201,224
2016	185,694
2017	164,542
Thereafter	749,786
Total	$ 1,745,088

Future Minimum Rent - Future Minimum Rental Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Lease Term	99 years
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,751,000
2014	3,772,000
2015	3,573,000
2016	3,377,000
2017	3,409,000
Thereafter	270,001,000
Total	287,883,000
Rent expense	$ 4,200,000	$ 3,600,000	$ 2,400,000

Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Cash in excess of FDIC insured limits	$ 3.4

Related Party Transactions (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 18, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Payments to acquire limited partnership interests	$ 8,000,000
Redemption, termination, and release payment to former advisor		$ 0	$ 0	$ 7,285,000

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Movement in Valuation Allowances and Reserves
Balance at Beginning of Period	$ 1,498	$ 1,926	$ 1,222
Charged to Expenses	1,064	1,447	1,022
Adjustments to Valuation Accounts	0	0	0
Deductions	(394)	(1,875)	(318)
Balance at End of Period	$ 2,168	$ 1,498	$ 1,926

Schedule III Real Estate Investments and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Real Estate and Accumulated Depreciation
Encumbrances	$ 507,956,000
Initial Cost to Company, Land	181,447,000
Initial Cost to Company, Buildings Improvements and Fixtures	1,988,956,000
Cost Capitalized Subsequent to Acquisition	57,361,000	[1]
Gross Amount at Which Carried at Close of Period, Land	183,651,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	2,044,113,000
Gross Amount at Which Carried at Close of Period, Total	2,227,764,000	[2]
Accumulated Depreciation	(235,157,000)	[3]
Reconciliation of Carrying Amount of Real Estate Investments
Balance as of the beginning of the year	1,971,254,000		1,902,586,000	1,206,478,000
Acquisitions	239,403,000		55,017,000	683,055,000
Additions	18,761,000		19,157,000	13,358,000
Dispositions	(1,654,000)		(5,506,000)	(305,000)
Balance as of the end of the year	2,227,764,000		1,971,254,000	1,902,586,000
Real estate, aggregate cost for income taxes purposes	2,600,000,000
Reconciliation of Real Estate Accumulated Depreciation
Balance as of the beginning of the year	164,783,000		105,123,000	56,689,000
Additions	72,028,000		65,158,000	48,737,000
Dispositions	(1,654,000)		(5,498,000)	(303,000)
Balance as of the end of the year	235,157,000		164,783,000	105,123,000
Tenant Improvements | Minimum
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	1 month	[4]
Tenant Improvements | Maximum
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	240 months	[4]
Furniture, Fixtures and Equipment
Real Estate and Accumulated Depreciation
Life on Which Depreciation in Income Statement is Computed	5 years	[4]
Southpointe Office Parke and Epler Parke (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	12,008,000
Initial Cost to Company, Land	3,746,000
Initial Cost to Company, Buildings Improvements and Fixtures	14,476,000
Cost Capitalized Subsequent to Acquisition	758,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,746,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	15,234,000
Gross Amount at Which Carried at Close of Period, Total	18,980,000	[2]
Accumulated Depreciation	(3,185,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Crawfordsville Medical Office Park and Athens Surgery Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	4,158,000
Initial Cost to Company, Land	699,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,474,000
Cost Capitalized Subsequent to Acquisition	150,000	[1]
Gross Amount at Which Carried at Close of Period, Land	699,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	5,624,000
Gross Amount at Which Carried at Close of Period, Total	6,323,000	[2]
Accumulated Depreciation	(1,151,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
The Gallery Professional Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	5,873,000
Initial Cost to Company, Land	1,157,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,009,000
Cost Capitalized Subsequent to Acquisition	3,188,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,157,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,197,000
Gross Amount at Which Carried at Close of Period, Total	9,354,000	[2]
Accumulated Depreciation	(2,115,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Lenox Office Park, Building G (Office)
Real Estate and Accumulated Depreciation
Encumbrances	11,735,000
Initial Cost to Company, Land	1,670,000
Initial Cost to Company, Buildings Improvements and Fixtures	13,626,000
Cost Capitalized Subsequent to Acquisition	(853,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	1,670,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,773,000
Gross Amount at Which Carried at Close of Period, Total	14,443,000	[2]
Accumulated Depreciation	(2,300,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Commons V Medical Office Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	9,376,000
Initial Cost to Company, Land	4,173,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,070,000
Cost Capitalized Subsequent to Acquisition	178,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,173,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,248,000
Gross Amount at Which Carried at Close of Period, Total	13,421,000	[2]
Accumulated Depreciation	(1,567,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Yorktown Medical Center and Shakerag Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	13,091,000
Initial Cost to Company, Land	3,545,000
Initial Cost to Company, Buildings Improvements and Fixtures	15,792,000
Cost Capitalized Subsequent to Acquisition	2,622,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,545,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,414,000
Gross Amount at Which Carried at Close of Period, Total	21,959,000	[2]
Accumulated Depreciation	(3,506,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Thunderbird Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	13,357,000
Initial Cost to Company, Land	3,842,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,680,000
Cost Capitalized Subsequent to Acquisition	3,253,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,842,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	22,933,000
Gross Amount at Which Carried at Close of Period, Total	26,775,000	[2]
Accumulated Depreciation	(4,676,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Triumph Hospital Northwest and Triumph Hospital Southwest (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,047,000
Initial Cost to Company, Buildings Improvements and Fixtures	28,550,000
Cost Capitalized Subsequent to Acquisition	238,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,047,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,788,000
Gross Amount at Which Carried at Close of Period, Total	31,835,000	[2]
Accumulated Depreciation	(6,443,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Gwinnett Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	5,200,000
Initial Cost to Company, Land	1,290,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,246,000
Cost Capitalized Subsequent to Acquisition	1,090,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,290,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,336,000
Gross Amount at Which Carried at Close of Period, Total	9,626,000	[2]
Accumulated Depreciation	(1,610,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
1 and 4 Market Exchange (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	10,093,000
Initial Cost to Company, Land	2,326,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,208,000
Cost Capitalized Subsequent to Acquisition	1,165,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,326,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,373,000
Gross Amount at Which Carried at Close of Period, Total	20,699,000	[2]
Accumulated Depreciation	(2,664,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Kokomo Medical Office Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	8,147,000
Initial Cost to Company, Land	1,779,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,613,000
Cost Capitalized Subsequent to Acquisition	358,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,779,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,971,000
Gross Amount at Which Carried at Close of Period, Total	11,750,000	[2]
Accumulated Depreciation	(2,096,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
St. Mary Physicians Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,815,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,242,000
Cost Capitalized Subsequent to Acquisition	212,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,815,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	10,454,000
Gross Amount at Which Carried at Close of Period, Total	12,269,000	[2]
Accumulated Depreciation	(1,512,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
2750 Monroe Boulevard (Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,323,000
Initial Cost to Company, Buildings Improvements and Fixtures	22,631,000
Cost Capitalized Subsequent to Acquisition	5,423,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,323,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,054,000
Gross Amount at Which Carried at Close of Period, Total	30,377,000	[2]
Accumulated Depreciation	(4,228,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
East Florida Senior Care Portfolio (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	10,078,000
Initial Cost to Company, Buildings Improvements and Fixtures	34,870,000
Cost Capitalized Subsequent to Acquisition	1,000	[1]
Gross Amount at Which Carried at Close of Period, Land	10,078,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,871,000
Gross Amount at Which Carried at Close of Period, Total	44,949,000	[2]
Accumulated Depreciation	(8,449,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Northmeadow Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,245,000
Initial Cost to Company, Buildings Improvements and Fixtures	9,109,000
Cost Capitalized Subsequent to Acquisition	148,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,245,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,257,000
Gross Amount at Which Carried at Close of Period, Total	10,502,000	[2]
Accumulated Depreciation	(1,817,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Tucson Medical Office Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,309,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,574,000
Cost Capitalized Subsequent to Acquisition	686,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,309,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,260,000
Gross Amount at Which Carried at Close of Period, Total	19,569,000	[2]
Accumulated Depreciation	(3,350,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Lima Medical Office Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	701,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,052,000
Cost Capitalized Subsequent to Acquisition	780,000	[1]
Gross Amount at Which Carried at Close of Period, Land	701,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	19,832,000
Gross Amount at Which Carried at Close of Period, Total	20,533,000	[2]
Accumulated Depreciation	(3,654,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Highlands Ranch Park Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	8,114,000
Initial Cost to Company, Land	2,240,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,426,000
Cost Capitalized Subsequent to Acquisition	1,370,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,240,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,796,000
Gross Amount at Which Carried at Close of Period, Total	14,036,000	[2]
Accumulated Depreciation	(2,325,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Park Place Office Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,987,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,341,000
Cost Capitalized Subsequent to Acquisition	1,182,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,987,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,523,000
Gross Amount at Which Carried at Close of Period, Total	14,510,000	[2]
Accumulated Depreciation	(2,710,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Chesterfield Rehabilitation Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	4,212,000
Initial Cost to Company, Buildings Improvements and Fixtures	27,901,000
Cost Capitalized Subsequent to Acquisition	770,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,313,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	28,570,000
Gross Amount at Which Carried at Close of Period, Total	32,883,000	[2]
Accumulated Depreciation	(4,112,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 1 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	21,439,000
Initial Cost to Company, Land	4,206,000
Initial Cost to Company, Buildings Improvements and Fixtures	28,373,000
Cost Capitalized Subsequent to Acquisition	2,244,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,206,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,617,000
Gross Amount at Which Carried at Close of Period, Total	34,823,000	[2]
Accumulated Depreciation	(5,493,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Fort Road Medical Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,571,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,786,000
Cost Capitalized Subsequent to Acquisition	421,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,571,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,207,000
Gross Amount at Which Carried at Close of Period, Total	7,778,000	[2]
Accumulated Depreciation	(1,004,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Liberty Falls Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	842,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,640,000
Cost Capitalized Subsequent to Acquisition	624,000	[1]
Gross Amount at Which Carried at Close of Period, Land	842,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,264,000
Gross Amount at Which Carried at Close of Period, Total	7,106,000	[2]
Accumulated Depreciation	(1,258,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Cypress Station Medical Office Building (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,345,000
Initial Cost to Company, Buildings Improvements and Fixtures	8,312,000
Cost Capitalized Subsequent to Acquisition	634,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,345,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,946,000
Gross Amount at Which Carried at Close of Period, Total	10,291,000	[2]
Accumulated Depreciation	(1,559,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Vista Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,082,000
Initial Cost to Company, Buildings Improvements and Fixtures	3,588,000
Cost Capitalized Subsequent to Acquisition	96,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,082,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	3,684,000
Gross Amount at Which Carried at Close of Period, Total	4,766,000	[2]
Accumulated Depreciation	(772,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Senior Care Portfolio 1 (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	4,871,000
Initial Cost to Company, Buildings Improvements and Fixtures	30,002,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	4,871,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,002,000
Gross Amount at Which Carried at Close of Period, Total	34,873,000	[2]
Accumulated Depreciation	(4,419,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Amarillo Hospital (Healthcare Related Facility)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,110,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,688,000
Cost Capitalized Subsequent to Acquisition	5,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,110,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	17,693,000
Gross Amount at Which Carried at Close of Period, Total	18,803,000	[2]
Accumulated Depreciation	(2,322,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
5995 Plaza Drive (Office)
Real Estate and Accumulated Depreciation
Encumbrances	14,644,000
Initial Cost to Company, Land	5,109,000
Initial Cost to Company, Buildings Improvements and Fixtures	17,961,000
Cost Capitalized Subsequent to Acquisition	342,000	[1]
Gross Amount at Which Carried at Close of Period, Land	5,109,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	18,303,000
Gross Amount at Which Carried at Close of Period, Total	23,412,000	[2]
Accumulated Depreciation	(3,022,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Nutfield Professional Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	9,169,000
Initial Cost to Company, Land	1,075,000
Initial Cost to Company, Buildings Improvements and Fixtures	10,320,000
Cost Capitalized Subsequent to Acquisition	420,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,075,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	10,740,000
Gross Amount at Which Carried at Close of Period, Total	11,815,000	[2]
Accumulated Depreciation	(1,389,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
SouthCrest Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	10,917,000
Initial Cost to Company, Land	4,259,000
Initial Cost to Company, Buildings Improvements and Fixtures	14,636,000
Cost Capitalized Subsequent to Acquisition	261,000	[1]
Gross Amount at Which Carried at Close of Period, Land	4,259,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	14,897,000
Gross Amount at Which Carried at Close of Period, Total	19,156,000	[2]
Accumulated Depreciation	(2,918,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 3 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	9,355,000
Initial Cost to Company, Buildings Improvements and Fixtures	70,259,000
Cost Capitalized Subsequent to Acquisition	8,947,000	[1]
Gross Amount at Which Carried at Close of Period, Land	9,355,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	79,206,000
Gross Amount at Which Carried at Close of Period, Total	88,561,000	[2]
Accumulated Depreciation	(15,646,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Academy Medical Center (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	3,166,000
Initial Cost to Company, Land	1,193,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,106,000
Cost Capitalized Subsequent to Acquisition	1,154,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,193,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,260,000
Gross Amount at Which Carried at Close of Period, Total	8,453,000	[2]
Accumulated Depreciation	(1,384,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Decatur Medical Plaza (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,166,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,862,000
Cost Capitalized Subsequent to Acquisition	348,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,166,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,210,000
Gross Amount at Which Carried at Close of Period, Total	10,376,000	[2]
Accumulated Depreciation	(1,142,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 2 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	24,609,000
Initial Cost to Company, Land	5,360,000
Initial Cost to Company, Buildings Improvements and Fixtures	33,506,000
Cost Capitalized Subsequent to Acquisition	787,000	[1]
Gross Amount at Which Carried at Close of Period, Land	5,360,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,293,000
Gross Amount at Which Carried at Close of Period, Total	39,653,000	[2]
Accumulated Depreciation	(5,768,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Renaissance Medical Centre (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	18,989,000
Initial Cost to Company, Land	3,701,000
Initial Cost to Company, Buildings Improvements and Fixtures	24,442,000
Cost Capitalized Subsequent to Acquisition	173,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,701,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	24,615,000
Gross Amount at Which Carried at Close of Period, Total	28,316,000	[2]
Accumulated Depreciation	(2,988,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Oklahoma City Medical Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	25,976,000
Cost Capitalized Subsequent to Acquisition	1,945,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	27,921,000
Gross Amount at Which Carried at Close of Period, Total	27,921,000	[2]
Accumulated Depreciation	(3,950,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Portfolio 4 (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	7,508,000
Initial Cost to Company, Land	2,632,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,652,000
Cost Capitalized Subsequent to Acquisition	2,274,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,632,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	40,926,000
Gross Amount at Which Carried at Close of Period, Total	43,558,000	[2]
Accumulated Depreciation	(6,063,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mountain Empire Portfolio (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	804,000
Initial Cost to Company, Buildings Improvements and Fixtures	20,149,000
Cost Capitalized Subsequent to Acquisition	1,004,000	[1]
Gross Amount at Which Carried at Close of Period, Land	804,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	21,153,000
Gross Amount at Which Carried at Close of Period, Total	21,957,000	[2]
Accumulated Depreciation	(4,286,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mountain Plains — TX (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,248,000
Initial Cost to Company, Buildings Improvements and Fixtures	34,857,000
Cost Capitalized Subsequent to Acquisition	141,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,248,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,998,000
Gross Amount at Which Carried at Close of Period, Total	36,246,000	[2]
Accumulated Depreciation	(4,695,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Marietta Health Park (Medical Office)
Real Estate and Accumulated Depreciation
Encumbrances	7,200,000
Initial Cost to Company, Land	1,276,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,197,000
Cost Capitalized Subsequent to Acquisition	415,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,276,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,612,000
Gross Amount at Which Carried at Close of Period, Total	13,888,000	[2]
Accumulated Depreciation	(2,000,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Wisconsin Medical Portfolio 1
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,980,000
Initial Cost to Company, Buildings Improvements and Fixtures	26,032,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,980,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	26,032,000
Gross Amount at Which Carried at Close of Period, Total	28,012,000	[2]
Accumulated Depreciation	(4,533,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Wisconsin Medical Portfolio 2
Real Estate and Accumulated Depreciation
Encumbrances	9,704,000
Initial Cost to Company, Land	1,574,000
Initial Cost to Company, Buildings Improvements and Fixtures	31,655,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,574,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	31,655,000
Gross Amount at Which Carried at Close of Period, Total	33,229,000	[2]
Accumulated Depreciation	(4,542,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Greenville Hospital Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	69,370,000
Initial Cost to Company, Land	3,952,000
Initial Cost to Company, Buildings Improvements and Fixtures	135,776,000
Cost Capitalized Subsequent to Acquisition	1,642,000	[1]
Gross Amount at Which Carried at Close of Period, Land	3,949,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	137,421,000
Gross Amount at Which Carried at Close of Period, Total	141,370,000	[2]
Accumulated Depreciation	(13,182,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Mary Black Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	12,523,000
Cost Capitalized Subsequent to Acquisition	(3,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,520,000
Gross Amount at Which Carried at Close of Period, Total	12,520,000	[2]
Accumulated Depreciation	(1,433,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Hampden Place Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	3,032,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,553,000
Cost Capitalized Subsequent to Acquisition	(78,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	3,032,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,475,000
Gross Amount at Which Carried at Close of Period, Total	15,507,000	[2]
Accumulated Depreciation	(1,380,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Dallas LTAC Hospital
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,301,000
Initial Cost to Company, Buildings Improvements and Fixtures	20,627,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	2,301,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	20,627,000
Gross Amount at Which Carried at Close of Period, Total	22,928,000	[2]
Accumulated Depreciation	(1,805,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Smyth Professional Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	7,760,000
Cost Capitalized Subsequent to Acquisition	31,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,791,000
Gross Amount at Which Carried at Close of Period, Total	7,791,000	[2]
Accumulated Depreciation	(926,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Atlee Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	17,267,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	17,267,000
Gross Amount at Which Carried at Close of Period, Total	17,267,000	[2]
Accumulated Depreciation	(1,765,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Denton Medical Rehabilitation Hospital
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,000,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,704,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	2,000,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,704,000
Gross Amount at Which Carried at Close of Period, Total	13,704,000	[2]
Accumulated Depreciation	(1,207,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Banner Sun City Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	744,000
Initial Cost to Company, Buildings Improvements and Fixtures	70,035,000
Cost Capitalized Subsequent to Acquisition	2,841,000	[1]
Gross Amount at Which Carried at Close of Period, Land	744,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	72,876,000
Gross Amount at Which Carried at Close of Period, Total	73,620,000	[2]
Accumulated Depreciation	(10,729,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Camp Creek
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,022,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,965,000
Cost Capitalized Subsequent to Acquisition	(195,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	2,022,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	12,770,000
Gross Amount at Which Carried at Close of Period, Total	14,792,000	[2]
Accumulated Depreciation	(1,701,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
King Street
Real Estate and Accumulated Depreciation
Encumbrances	5,927,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	7,232,000
Cost Capitalized Subsequent to Acquisition	(70,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,162,000
Gross Amount at Which Carried at Close of Period, Total	7,162,000	[2]
Accumulated Depreciation	(631,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Deaconess Evansville Clinic Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	20,519,000
Initial Cost to Company, Land	2,109,000
Initial Cost to Company, Buildings Improvements and Fixtures	36,180,000
Cost Capitalized Subsequent to Acquisition	46,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,109,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	36,226,000
Gross Amount at Which Carried at Close of Period, Total	38,335,000	[2]
Accumulated Depreciation	(3,566,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Sugar Land II Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	9,648,000
Cost Capitalized Subsequent to Acquisition	85,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	9,733,000
Gross Amount at Which Carried at Close of Period, Total	9,733,000	[2]
Accumulated Depreciation	(1,182,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
East Cooper Medical Center
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,073,000
Initial Cost to Company, Buildings Improvements and Fixtures	5,939,000
Cost Capitalized Subsequent to Acquisition	110,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,073,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,049,000
Gross Amount at Which Carried at Close of Period, Total	8,122,000	[2]
Accumulated Depreciation	(743,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Pearland Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,602,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,017,000
Cost Capitalized Subsequent to Acquisition	69,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,602,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,086,000
Gross Amount at Which Carried at Close of Period, Total	8,688,000	[2]
Accumulated Depreciation	(925,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Hilton Head Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,333,000
Initial Cost to Company, Buildings Improvements and Fixtures	7,463,000
Cost Capitalized Subsequent to Acquisition	(1,000)	[1]
Gross Amount at Which Carried at Close of Period, Land	1,333,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	7,462,000
Gross Amount at Which Carried at Close of Period, Total	8,795,000	[2]
Accumulated Depreciation	(704,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
NIH @ Triad Technology Center
Real Estate and Accumulated Depreciation
Encumbrances	11,630,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	26,548,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	26,548,000
Gross Amount at Which Carried at Close of Period, Total	26,548,000	[2]
Accumulated Depreciation	(2,005,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Federal North Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,489,000
Initial Cost to Company, Buildings Improvements and Fixtures	30,268,000
Cost Capitalized Subsequent to Acquisition	54,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,489,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	30,322,000
Gross Amount at Which Carried at Close of Period, Total	32,811,000	[2]
Accumulated Depreciation	(2,373,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Balfour Concord Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	452,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,384,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	452,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,384,000
Gross Amount at Which Carried at Close of Period, Total	11,836,000	[2]
Accumulated Depreciation	(990,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Cannon Park Place
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	425,000
Initial Cost to Company, Buildings Improvements and Fixtures	8,651,000
Cost Capitalized Subsequent to Acquisition	12,000	[1]
Gross Amount at Which Carried at Close of Period, Land	425,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	8,663,000
Gross Amount at Which Carried at Close of Period, Total	9,088,000	[2]
Accumulated Depreciation	(630,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
7900 Fannin
Real Estate and Accumulated Depreciation
Encumbrances	22,152,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	34,764,000
Cost Capitalized Subsequent to Acquisition	100,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	34,864,000
Gross Amount at Which Carried at Close of Period, Total	34,864,000	[2]
Accumulated Depreciation	(2,545,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Overlook at Eagle’s Landing
Real Estate and Accumulated Depreciation
Encumbrances	5,237,000
Initial Cost to Company, Land	638,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,685,000
Cost Capitalized Subsequent to Acquisition	34,000	[1]
Gross Amount at Which Carried at Close of Period, Land	638,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,719,000
Gross Amount at Which Carried at Close of Period, Total	7,357,000	[2]
Accumulated Depreciation	(607,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Sierra Vista Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	11,900,000
Cost Capitalized Subsequent to Acquisition	1,468,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	13,368,000
Gross Amount at Which Carried at Close of Period, Total	13,368,000	[2]
Accumulated Depreciation	(1,036,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Orlando Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	14,226,000
Cost Capitalized Subsequent to Acquisition	520,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	14,746,000
Gross Amount at Which Carried at Close of Period, Total	14,746,000	[2]
Accumulated Depreciation	(1,188,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Santa Fe Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	3,421,000
Initial Cost to Company, Land	1,539,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,716,000
Cost Capitalized Subsequent to Acquisition	29,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,539,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,745,000
Gross Amount at Which Carried at Close of Period, Total	13,284,000	[2]
Accumulated Depreciation	(928,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Rendina Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	18,280,000
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	68,488,000
Cost Capitalized Subsequent to Acquisition	1,610,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	70,098,000
Gross Amount at Which Carried at Close of Period, Total	70,098,000	[2]
Accumulated Depreciation	(4,850,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Allegheny HQ Building
Real Estate and Accumulated Depreciation
Encumbrances	25,694,000
Initial Cost to Company, Land	1,514,000
Initial Cost to Company, Buildings Improvements and Fixtures	32,368,000
Cost Capitalized Subsequent to Acquisition	356,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,514,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	32,724,000
Gross Amount at Which Carried at Close of Period, Total	34,238,000	[2]
Accumulated Depreciation	(2,157,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Raleigh Medical Center
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,281,000
Initial Cost to Company, Buildings Improvements and Fixtures	12,530,000
Cost Capitalized Subsequent to Acquisition	820,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,281,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	13,350,000
Gross Amount at Which Carried at Close of Period, Total	14,631,000	[2]
Accumulated Depreciation	(1,064,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Columbia Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	70,732,000
Initial Cost to Company, Land	9,567,000
Initial Cost to Company, Buildings Improvements and Fixtures	160,696,000
Cost Capitalized Subsequent to Acquisition	764,000	[1]
Gross Amount at Which Carried at Close of Period, Land	9,567,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	161,460,000
Gross Amount at Which Carried at Close of Period, Total	171,027,000	[2]
Accumulated Depreciation	(10,720,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Florida Orthopedic ASC
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	752,000
Initial Cost to Company, Buildings Improvements and Fixtures	4,211,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	752,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	4,211,000
Gross Amount at Which Carried at Close of Period, Total	4,963,000	[2]
Accumulated Depreciation	(322,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Select Medical LTACH
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	12,719,000
Initial Cost to Company, Buildings Improvements and Fixtures	76,186,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	12,719,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	76,186,000
Gross Amount at Which Carried at Close of Period, Total	88,905,000	[2]
Accumulated Depreciation	(4,764,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Phoenix MOB Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	26,497,000
Initial Cost to Company, Land	1,058,000
Initial Cost to Company, Buildings Improvements and Fixtures	31,865,000
Cost Capitalized Subsequent to Acquisition	1,196,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,058,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	33,061,000
Gross Amount at Which Carried at Close of Period, Total	34,119,000	[2]
Accumulated Depreciation	(2,585,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Medical Park of Cary
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	2,931,000
Initial Cost to Company, Buildings Improvements and Fixtures	19,855,000
Cost Capitalized Subsequent to Acquisition	373,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,931,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	20,228,000
Gross Amount at Which Carried at Close of Period, Total	23,159,000	[2]
Accumulated Depreciation	(1,641,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Holston Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	492,000
Initial Cost to Company, Buildings Improvements and Fixtures	16,374,000
Cost Capitalized Subsequent to Acquisition	81,000	[1]
Gross Amount at Which Carried at Close of Period, Land	492,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	16,455,000
Gross Amount at Which Carried at Close of Period, Total	16,947,000	[2]
Accumulated Depreciation	(1,215,000)	[3]
Life on Which Depreciation in Income Statement is Computed	38 years	[4]
Desert Ridge Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	27,738,000
Cost Capitalized Subsequent to Acquisition	120,000	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	27,858,000
Gross Amount at Which Carried at Close of Period, Total	27,858,000	[2]
Accumulated Depreciation	(1,159,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
St. John Providence Medical Office Building
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	42,371,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	0
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	42,371,000
Gross Amount at Which Carried at Close of Period, Total	42,371,000	[2]
Accumulated Depreciation	(1,642,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Camp Creek III
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	939,000
Initial Cost to Company, Buildings Improvements and Fixtures	6,723,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	939,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	6,723,000
Gross Amount at Which Carried at Close of Period, Total	7,662,000	[2]
Accumulated Depreciation	(233,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Penn Avenue
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,774,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,921,000
Cost Capitalized Subsequent to Acquisition	34,000	[1]
Gross Amount at Which Carried at Close of Period, Land	1,774,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	38,955,000
Gross Amount at Which Carried at Close of Period, Total	40,729,000	[2]
Accumulated Depreciation	(1,158,000)	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]
Steward Medical Portfolio
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	0
Initial Cost to Company, Buildings Improvements and Fixtures	88,208,000
Cost Capitalized Subsequent to Acquisition	359,000	[1]
Gross Amount at Which Carried at Close of Period, Land	2,106,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	86,461,000
Gross Amount at Which Carried at Close of Period, Total	88,567,000	[2]
Accumulated Depreciation	(2,292,000)	[3]
Life on Which Depreciation in Income Statement is Computed	31 years	[4]
Rush LLC
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	1,096,000
Initial Cost to Company, Buildings Improvements and Fixtures	38,550,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	1,096,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	38,550,000
Gross Amount at Which Carried at Close of Period, Total	39,646,000	[2]
Accumulated Depreciation	(551,000)	[3]
Life on Which Depreciation in Income Statement is Computed	38 years	[4]
Forest Park Pavilion
Real Estate and Accumulated Depreciation
Encumbrances	0
Initial Cost to Company, Land	9,670,000
Initial Cost to Company, Buildings Improvements and Fixtures	11,152,000
Cost Capitalized Subsequent to Acquisition	0	[1]
Gross Amount at Which Carried at Close of Period, Land	9,670,000
Gross Amount at Which Carried at Close of Period, Buildings, Improvements and Fixtures	11,152,000
Gross Amount at Which Carried at Close of Period, Total	20,822,000	[2]
Accumulated Depreciation	$ 0	[3]
Life on Which Depreciation in Income Statement is Computed	39 years	[4]

[1]	The cost capitalized subsequent to acquisition is net of dispositions.
[2]	The changes in total real estate for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands): Year Ended December 31, 2012 2011 2010Balance as of the beginning of the year$1,971,254 $1,902,586 $1,206,478Acquisitions239,403 55,017 683,055Additions18,761 19,157 13,358Dispositions(1,654) (5,506) (305)Balance as of the end of the year$2,227,764 $1,971,254 $1,902,586
[3]	The changes in accumulated depreciation for the years ended December 31, 2012, 2011 and 2010 are as follows (in thousands): Year Ended December 31, 2012 2011 2010Balance as of the beginning of the year$164,783 $105,123 $56,689Additions72,028 65,158 48,737Dispositions(1,654) (5,498) (303)Balance as of the end of the year$235,157 $164,783 $105,123
[4]	Tenant improvements are depreciated over the shorter of the lease term or useful life, ranging from one month to 240 months, respectively. Furniture, fixtures and equipment are depreciated over five years.

Schedule IV - Mortgage Loans On Real Estate Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Mortgage Loans on Real Estate
Interest Rate	9.00%
Face Amount of Mortgages	$ 20,000
Carrying Amount of Mortgages	20,000
Movement in Mortgage Loans on Real Estate
Balance as of the beginning of the year	57,459		57,091	54,763
Additions:
Amortization of discount and capitalized loan costs, net	0		368	2,328
Deductions:
Mortgage loan included in the consideration for the acquisition of a building	(37,264)		0	0
Write-off of capitalized closing costs	(195)		0	0
Balance as of the end of the year	20,000		57,459	57,091
MacNeal Hospital Medical Office Building Berwyn, Illinois
Mortgage Loans on Real Estate
Interest Rate	10.95%	[1]
Face Amount of Mortgages	7,500
Carrying Amount of Mortgages	7,500
Effective interest rate	14.60%
MacNeal Hospital Medical Office Building Berwyn, Illinois
Mortgage Loans on Real Estate
Interest Rate	10.95%	[1]
Face Amount of Mortgages	7,500
Carrying Amount of Mortgages	7,500
St. Luke’s Medical Office Building Phoenix, Arizona
Mortgage Loans on Real Estate
Interest Rate	10.85%	[2]
Face Amount of Mortgages	3,750
Carrying Amount of Mortgages	3,750
Effective interest rate	14.47%
St. Luke’s Medical Office Building Phoenix, Arizona
Mortgage Loans on Real Estate
Interest Rate	10.85%	[2]
Face Amount of Mortgages	1,250
Carrying Amount of Mortgages	$ 1,250

[1]	The effective interest rate based on the purchase price of these notes is 14.60% as of December 31, 2012.
[2]	The effective interest rate based on the purchase price of these notes is 14.47% as of December 31, 2012.